SFT Core Bond Fund

Investments in Securities

March 31, 2019

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (98.8%)
Government Obligations (33.0%)
Other Government Obligations (1.6%)
Provincial or Local Government Obligations (1.6%)
Douglas County Public Utility District No. 1, 5.450%, 09/01/40	$1,185,000	$1,442,702
Municipal Electric Authority of Georgia, 6.655%, 04/01/57	1,196,000	1,437,556
Ohio State Water Development Authority, 4.817%, 12/01/30	250,000	286,455
Port Authority of New York & New Jersey
4.458%, 10/01/62	1,150,000	1,288,379
4.926%, 10/01/51	2,055,000	2,479,748
Texas A&M University, 4.000%, 05/15/31	325,000	340,191
		7,275,031
U.S. Government Agencies and Obligations (31.4%)
Export-Import Bank of the United States (0.1%)
Tagua Leasing LLC, 1.732%, 09/18/24	485,884	474,351

Federal Home Loan Mortgage Corporation (FHLMC) (4.6%)
2.500%, 03/01/28	522,038	521,933
2.500%, 04/01/28	178,376	178,340
3.000%, 08/01/42	566,526	566,837
3.000%, 12/01/42	211,119	211,235
3.000%, 01/01/43	279,471	279,625
3.000%, 02/01/43	666,145	666,510
3.000%, 04/01/43	1,105,702	1,106,309
3.000%, 10/25/46	332,392	328,445
3.140%, 01/25/23 (1-Month USD LIBOR + 0.650%) (b)	109,324	109,393
3.436%, 10/25/29 (1-Month USD LIBOR + 0.950%) (b)	450,000	420,577
3.500%, 10/01/25	227,976	234,026
3.500%, 05/01/32	241,927	248,962
3.500%, 03/01/42	934,632	955,178
3.500%, 08/01/42	698,497	713,896
3.500%, 05/25/45	1,316,477	1,324,972
4.000%, 02/01/20	54,980	56,740
4.000%, 09/01/40	847,669	883,296
4.000%, 11/01/40	1,580,943	1,650,890
4.000%, 02/01/41	354,732	369,676
4.000%, 03/01/41	343,251	358,647
4.500%, 04/01/23	26,872	28,043
4.500%, 09/01/40	203,383	215,373
4.500%, 01/01/41	658,128	696,929
4.500%, 02/01/41	386,143	408,910
4.500%, 03/01/41	695,996	737,032
4.500%, 04/01/41	565,009	601,600
5.000%, 03/01/23	18,623	19,706
5.000%, 05/01/29	31,214	33,030
5.000%, 04/01/35	131,545	139,200
5.000%, 08/01/35	63,737	68,695
5.000%, 11/01/35	124,858	134,467
5.000%, 11/01/39	666,913	726,267
5.000%, 04/01/40	276,634	298,850
5.000%, 08/01/40	159,730	172,560
5.500%, 06/01/20	12,200	12,252
5.500%, 10/01/20	52,259	52,659
5.500%, 11/01/23	123,210	131,895
5.500%, 05/01/34	683,843	765,844
5.500%, 10/01/34	191,493	211,604
5.500%, 07/01/35	272,949	299,657
5.500%, 10/01/35	278,954	308,742
5.500%, 12/01/38	137,248	149,628
6.000%, 09/01/22	31,440	32,696
6.000%, 11/01/33	354,378	396,557
6.250%, 12/15/23	38,785	40,709
6.500%, 09/01/32	41,913	47,803
6.500%, 11/01/32	33,683	38,591

See accompanying notes to investments in securities.

6.500%, 06/01/36	$202,787	$233,500
7.000%, 12/01/37	40,014	43,459
7.036%, 10/25/24 (1-Month USD LIBOR + 4.550%) (b)	178,511	196,172
7.286%, 05/25/28 (1-Month USD LIBOR + 4.800%) (b)	1,700,000	1,928,673
		20,356,590
Federal National Mortgage Association (FNMA) (12.2%)
2.500%, 03/01/27	295,714	295,551
2.500%, 11/01/27	499,804	500,452
2.500%, 03/01/28	325,912	325,732
2.500%, 07/01/28	440,379	440,135
3.000%, 06/01/22	113,892	115,462
3.000%, 09/01/22	72,633	73,988
3.000%, 11/01/27	216,285	219,103
3.000%, 06/01/28	182,093	184,162
3.000%, 04/15/34 (c)	2,400,000	2,422,071
3.000%, 09/01/42	151,495	151,597
3.000%, 03/01/43	110,940	111,014
3.000%, 01/01/46	493,492	491,989
3.000%, 04/10/49 (c)	4,570,000	4,550,332
3.500%, 11/01/25	252,179	258,649
3.500%, 01/01/26	298,158	305,764
3.500%, 12/01/32	202,977	208,724
3.500%, 11/01/40	595,731	608,588
3.500%, 01/01/41	666,276	680,451
3.500%, 02/01/41	956,361	977,540
3.500%, 04/01/41	364,171	371,731
3.500%, 11/01/41	2,414,229	2,465,401
3.500%, 12/01/41	619,652	632,838
3.500%, 05/01/42	239,164	244,252
3.500%, 01/01/43	587,504	599,974
3.500%, 02/01/43	503,797	517,553
3.500%, 05/01/43	1,907,761	1,951,516
3.500%, 04/10/49 (c)	6,280,000	6,365,120
4.000%, 06/25/23	82,793	82,809
4.000%, 12/01/40	134,574	139,573
4.000%, 04/01/41	1,296,994	1,353,562
4.000%, 09/01/41	549,499	574,036
4.000%, 11/01/41	267,644	277,610
4.000%, 06/01/42	720,258	749,723
4.000%, 09/01/43	442,160	457,798
4.000%, 04/10/49 (c)	7,395,000	7,606,513
4.500%, 04/01/21	1,660	1,693
4.500%, 11/01/23	21,778	22,677
4.500%, 04/01/25	44,948	46,208
4.500%, 05/25/34	537,000	594,935
4.500%, 05/01/35	264,771	279,734
4.500%, 07/01/35	502,513	530,657
4.500%, 09/01/37	182,261	192,745
4.500%, 06/01/39	193,956	205,794
4.500%, 04/01/41	1,539,732	1,640,233
4.500%, 07/01/41	1,387,857	1,466,725
4.500%, 07/01/47	469,478	495,323
5.000%, 10/01/20	17,178	17,563
5.000%, 06/25/23	78,010	80,510
5.000%, 07/01/23	56,455	59,636
5.000%, 11/01/33	206,060	221,670
5.000%, 03/01/34	207,417	223,105
5.000%, 05/01/34	49,298	53,032
5.000%, 12/01/34	224,810	241,855
5.000%, 07/01/35	198,580	213,622
5.000%, 08/01/35	65,487	70,403
5.000%, 03/01/38	96,327	103,951
5.000%, 04/01/38	140,150	149,990
5.000%, 06/01/39	139,144	151,456
5.000%, 12/01/39	477,402	520,401
5.000%, 06/01/40	71,527	77,313
5.000%, 04/01/41	405,468	440,064
5.500%, 08/01/23	34,897	37,248
5.500%, 02/01/24	51,712	55,195
5.500%, 04/01/33	618,634	685,574

See accompanying notes to investments in securities.

5.500%, 05/01/33	$13,519	$14,833
5.500%, 12/01/33	76,824	85,181
5.500%, 01/01/34	150,331	165,384
5.500%, 02/01/34	151,138	166,554
5.500%, 03/01/34	252,063	281,166
5.500%, 04/01/34	159,559	175,428
5.500%, 05/01/34	7,004	7,506
5.500%, 09/01/34	203,175	221,530
5.500%, 10/01/34	60,866	66,981
5.500%, 01/01/35	99,979	109,865
5.500%, 02/01/35	275,746	301,350
5.500%, 04/01/35	251,271	276,040
5.500%, 06/01/35	42,321	45,486
5.500%, 08/01/35	157,825	173,370
5.500%, 10/01/35	344,352	385,397
5.500%, 11/01/35	79,971	87,903
5.500%, 09/01/36	136,770	150,509
5.500%, 12/01/39	93,643	102,360
6.000%, 08/01/23	42,894	44,256
6.000%, 09/01/32	15,408	17,248
6.000%, 10/01/32	456,282	510,584
6.000%, 11/01/32	390,358	437,020
6.000%, 03/01/33	437,049	489,014
6.000%, 04/01/33	35,043	37,742
6.000%, 12/01/33	132,246	145,453
6.000%, 08/01/34	39,400	42,668
6.000%, 09/01/34	26,312	28,778
6.000%, 11/01/34	13,260	14,458
6.000%, 12/01/34	112,538	124,105
6.000%, 11/01/36	12,814	14,120
6.000%, 01/01/37	140,786	155,106
6.000%, 08/01/37	79,792	87,842
6.000%, 12/01/37	6,326	6,814
6.000%, 10/01/38	171,559	194,134
6.136%, 09/25/29 (1-Month USD LIBOR + 3.650%) (b)	250,000	269,183
6.500%, 11/01/23	31,307	32,663
6.500%, 12/01/31	69,118	78,966
6.500%, 02/01/32	218,546	249,453
6.500%, 04/01/32	154,554	175,912
6.500%, 05/01/32	37,484	41,399
6.500%, 07/01/32	295,354	335,644
6.500%, 08/01/32	117,861	133,562
6.500%, 09/01/32	75,527	85,714
6.500%, 10/01/32	114,036	129,279
6.500%, 09/01/34	10,449	11,540
6.500%, 11/01/34	6,916	7,836
6.500%, 03/01/35	85,838	97,311
6.500%, 02/01/36	14,766	16,308
6.500%, 09/01/37	80,092	89,210
6.500%, 11/01/37	58,571	65,703
6.886%, 01/25/24 (1-Month USD LIBOR + 4.400%) (b)	100,000	111,936
7.000%, 07/01/31	63,031	72,842
7.000%, 09/01/31	195,224	220,750
7.000%, 11/01/31	207,458	233,569
7.000%, 02/01/32	97,501	111,050
7.000%, 03/01/32	18,699	21,791
7.000%, 07/01/32	76,269	85,648
7.000%, 10/01/37	15,748	16,416
7.500%, 07/25/22	27,163	27,992
7.500%, 04/01/31	90,726	100,268
7.500%, 05/01/31	21,192	23,450
		54,202,205
Government National Mortgage Association (GNMA) (3.2%)
0.017%, 06/17/45 (b) (d)	370,877	206
0.643%, 07/16/40 (b) (d)	25,181	1
1.000%, 12/20/42	124,520	117,760
3.000%, 03/15/45	1,377,215	1,384,027
3.000%, 04/15/45	2,607,809	2,620,709
3.000%, 05/15/45	123,013	123,657
3.250%, 04/20/33	170,538	173,801

See accompanying notes to investments in securities.

3.250%, 03/20/35	$1,106,220	$1,127,418
3.250%, 11/20/35	608,078	618,832
3.250%, 01/20/36	1,055,449	1,074,116
3.500%, 11/15/40	77,863	79,982
3.500%, 04/20/46	1,033,519	1,055,599
3.750%, 03/20/46	920,256	945,299
4.000%, 07/20/31	370,401	385,468
4.000%, 04/20/39	240,991	250,767
4.000%, 12/20/40	771,692	802,238
4.000%, 01/15/41	51,235	53,240
4.000%, 02/15/41	377,013	392,917
4.000%, 10/15/41	269,464	280,105
4.000%, 12/20/44	140,985	146,614
4.500%, 06/15/40	258,837	274,159
5.000%, 05/15/33	78,796	84,590
5.000%, 12/15/39	96,051	103,134
5.000%, 01/15/40	1,066,900	1,131,262
5.000%, 07/15/40	290,479	304,914
5.500%, 07/15/38	235,501	256,323
5.500%, 10/15/38	352,887	387,369
8.500%, 10/15/22	8,414	8,432
		14,182,939
U.S. Treasury (11.3%)
U.S. Treasury Bond
3.375%, 11/15/48	13,405,000	14,918,822
5.375%, 02/15/31 (e)	5,115,000	6,647,902
U.S. Treasury Note
1.250%, 02/29/20	1,000,000	989,492
1.375%, 04/30/20	1,000,000	989,023
1.375%, 05/31/20	3,500,000	3,458,848
2.250%, 02/15/27 (e)	150,000	148,846
2.375%, 02/29/24	2,735,000	2,752,842
2.500%, 01/31/24	1,175,000	1,188,678
2.625%, 12/31/23	4,065,000	4,134,073
2.625%, 12/31/25	1,400,000	1,426,906
2.625%, 02/15/29	5,470,000	5,570,426
2.750%, 08/15/21	1,025,000	1,036,371
2.750%, 08/31/25	3,000,000	3,077,812
2.750%, 02/15/28	200,000	205,703
2.875%, 10/31/20	650,000	655,256
3.000%, 09/30/25	2,680,000	2,790,550
		49,991,550
Vendee Mortgage Trust (0.0%)
Vendee Mortgage Trust, 7.793%, 02/15/25	32,724	35,288
Total government obligations (cost: $142,629,109)		146,517,954

Asset-Backed Securities (12.9%)
AXIS Equipment Finance Receivables IV LLC, 3.240%, 12/20/23 (f)	2,026,576	2,031,078
Bank of The West Auto Trust, 3.210%, 04/15/25 (f)	2,293,000	2,266,532
Bear Stearns Asset Backed Securities Trust, 3.461%, 02/25/34 (1-Month USD LIBOR + 0.975%) (b)	361,951	362,225
CarMax Auto Owner Trust
2.160%, 08/16/21	1,300,000	1,291,455
2.950%, 11/15/23	1,950,000	1,939,349
Chase Funding Trust
3.046%, 02/25/33 (1-Month USD LIBOR + 0.560%) (b)	155,233	150,188
3.126%, 08/25/32 (1-Month USD LIBOR + 0.640%) (b)	120,225	117,908
Chesapeake Funding II LLC
3.260%, 11/15/29 (f)	375,000	368,760
3.380%, 08/15/29 (f)	275,000	274,905
3.570%, 04/15/30 (f)	1,200,000	1,209,826
3.710%, 05/15/29 (f)	100,000	100,829
Commonbond Student Loan Trust
2.550%, 05/25/41 (f)	542,608	535,693
5.280%, 05/25/41 (f)	74,793	77,674
Commonbond Student Loan Trust 2018-A-GS
3.210%, 02/25/44 (f)	2,373,693	2,369,013
2.986%, 02/25/44 (1-Month USD LIBOR + 0.500%) (b) (f)	1,102,016	1,089,161
DT Auto Owner Trust 2015-3, 4.530%, 10/17/22 (f)	345,748	347,761

See accompanying notes to investments in securities.

Earnest Student Loan Program LLC
2.650%, 01/25/41 (f)	$260,596	$257,969
2.720%, 01/25/41 (f)	479,694	477,312
3.020%, 05/25/34 (f)	636,531	634,118
Entergy Gulf States Reconstruction Funding 1 LLC, 5.930%, 06/29/22	355,055	366,151
Exeter Automobile Receivables Trust 2015-3, 6.550%, 10/17/22 (f)	2,000,000	2,056,282
Exeter Automobile Receivables Trust 2016-2, 8.250%, 04/17/23 (f)	1,800,000	1,922,789
FAN Engine Securitization Ltd., 3.000%, 10/15/19 (f) (g) (h)	90,371	90,089
FirstEnergy Ohio PIRB Special Purpose Trust, 1.726%, 01/15/22	49,978	49,793
Foursight Capital Automobile Receivables Trust
2.340%, 01/15/21 (f)	28,403	28,357
3.710%, 01/18/22 (f)	1,485,000	1,492,461
GM Financial Consumer Automobile Receivables Trust, 2.770%, 07/17/23	800,000	794,168
Home Partners of America 2018-1 Trust, 3.382%, 07/17/37 (1-Month USD LIBOR + 0.900%) (b) (f)	2,160,792	2,154,602
Invitation Homes 2018-SFR1 Trust
3.732%, 03/17/37 (1-Month USD LIBOR + 1.250%) (b) (f)	3,500,000	3,490,419
3.932%, 03/17/37 (1-Month USD LIBOR + 1.450%) (b) (f)	1,000,000	996,755
Invitation Homes 2018-SFR3 Trust
3.482%, 07/17/37 (1-Month USD LIBOR + 1.000%) (b) (f)	2,128,581	2,124,361
4.132%, 07/17/37 (1-Month USD LIBOR + 1.650%) (b) (f)	1,500,000	1,501,691
Invitation Homes 2018-SFR4 Trust, 3.882%, 01/17/38 (1-Month USD LIBOR + 1.400%) (b) (f)	4,300,000	4,305,388
Invitation Homes Trust, 3.764%, 06/17/37 (1-Month USD LIBOR + 1.280%) (b) (f)	1,500,000	1,489,871
Lehman ABS Manufactured Housing Contract Trust, 5.873%, 04/15/40	1,360	1,362
Morgan Stanley Dean Witter Capital I, Inc., 3.046%, 08/25/32 (1-Month USD LIBOR + 0.560%) (b)	178,343	171,309
Progress Residential 2017-SFR1 Trust, 3.565%, 08/17/34 (f)	1,525,000	1,505,583
Progress Residential 2018-SFR1 Trust, 3.684%, 03/17/35 (f)	500,000	502,964
Saxon Asset Securities Trust, 3.026%, 03/25/35 (1-Month USD LIBOR + 0.54%) (b)	270,238	253,228
Sofi Professional Loan Program 2017-F LLC, 2.840%, 01/25/41 (f)	1,500,000	1,490,874
Sofi Professional Loan Program 2018-A LLC, 2.950%, 02/25/42 (f)	1,200,000	1,193,919
Towd Point Mortgage Trust
3.000%, 06/25/58 (b) (f)	4,056,161	4,011,172
3.750%, 04/25/55 (b) (f)	1,155,000	1,152,446
4.538%, 11/25/57 (b) (f)	3,154,000	3,298,907
Volvo Financial Equipment LLC Series 2018-1, 3.060%, 12/15/25 (f)	1,300,000	1,296,383
Westlake Automobile Receivables Trust 2018-1, 2.920%, 05/15/23 (f)	3,000,000	2,997,365
Wheels SPV 2 LLC, 1.870%, 05/20/25 (f)	450,000	448,109
Total asset-backed securities (cost: $57,117,649)		57,088,554

Other Mortgage-Backed Securities (13.5%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (6.6%)
Agate Bay Mortgage Trust, 3.816%, 01/25/45 (b) (f)	249,395	251,191
Bear Stearns Mortgage Securities, Inc., 8.000%, 11/25/29	88,711	52,000
Bellemeade Re 2018-1, Ltd., 4.086%, 04/25/28 (1-Month USD LIBOR + 1.600%) (b) (f) (h)	2,250,000	2,259,118
Bellemeade Re 2018-3, Ltd., 4.336%, 10/25/27 (1-Month USD LIBOR + 1.850%) (b) (f) (h)	3,800,000	3,816,490
Citigroup Mortgage Loan Trust, Inc., 3.000%, 09/25/64 (b) (f)	440,223	435,804
COLT 2018-3 Mortgage Loan Trust, 3.692%, 10/26/48 (b) (f)	1,992,627	1,996,395
COLT 2019-2 Mortgage Loan Trust, 3.337%, 05/25/49 (b) (f) (g)	4,000,000	4,001,406
CSMC Trust, 3.500%, 06/25/47 (b) (f)	2,550,000	2,465,587
GS Mortgage-Backed Securities Trust, 3.117%, 07/25/44 (b) (f)	2,780,827	2,713,163
JP Morgan Mortgage Trust
3.370%, 10/25/46 (b) (f)	316,289	302,629
3.417%, 06/25/29 (b) (f)	252,566	253,514
3.650%, 05/25/43 (b) (f)	358,748	354,854
JPMorgan Mortgage Trust, 4.628%, 11/25/33 (b)	144,328	142,135
Mellon Residential Funding Corp., 6.750%, 06/25/28	5,854	5,895
Prudential Home Mortgage Securities
7.674%, 09/28/24 (b) (f)	554	512
7.900%, 04/28/22 (f)	2,759	2,693
PSMC Trust, 3.500%, 02/25/48 (b) (f)	4,071,425	4,081,070
Radnor RE 2019-1, Ltd., 4.436%, 02/25/29 (1-Month USD LIBOR + 1.950%) (b) (f) (h)	1,138,000	1,142,180
Seasoned Credit Risk Transfer Trust
4.000%, 07/25/56 (b) (f)	2,602,000	2,532,889
4.000%, 08/25/56 (b) (f)	1,200,000	1,178,309
Sequoia Mortgage Trust
3.189%, 11/25/30 (b) (f)	674,695	671,280
3.711%, 07/25/45 (b) (f)	453,553	455,809
3.876%, 01/25/45 (b) (f)	376,599	381,261
Structured Asset Mortgage Investments, Inc.
0.893%, 05/02/30 (b)	6,290	793

See accompanying notes to investments in securities.

0.893%, 05/02/30 (b)	$4,085	$512
		29,497,489
Commercial Mortgage-Backed Securities (6.9%)
Banc of America Re-Remic Trust, 4.185%, 08/15/46 (b) (f)	1,350,000	1,435,062
BB-UBS Trust, 4.026%, 11/05/36 (b) (f)	1,000,000	1,005,896
CFCRE Commercial Mortgage Trust, 3.839%, 12/10/54	500,000	520,417
Citigroup Commercial Mortgage Trust 2018-TBR, 3.314%, 12/15/36 (1-Month USD LIBOR + 0.830%) (b) (f)	4,000,000	3,971,170
CSMC Trust, 3.304%, 09/15/37 (f)	400,000	401,607
Hometown Commercial Mortgage, 6.057%, 06/11/39 (f)	28,292	24,158
Irvine Core Office Trust, 2.068%, 05/15/48 (f)	225,562	222,285
JPMCC Commercial Mortgage Securities Trust, 3.723%, 03/15/50	1,000,000	1,036,257
JPMorgan Chase Commercial Mortgage Securities Corp., 1.843% 12/05/27 (b) (d) (f)	3,265,651	41,919
Morgan Stanley Bank of America Merrill Lynch Trust, 3.720%, 12/15/49	225,000	233,339
Morgan Stanley Capital I Trust, 3.451%, 08/05/34 (f)	700,000	707,757
One Market Plaza Trust, 3.614%, 02/10/32 (f)	2,500,000	2,558,325
UBS Commercial Mortgage Trust
3.580%, 12/15/50	3,500,000	3,579,638
3.724%, 06/15/50	5,500,000	5,491,006
4.061%, 12/15/50 (b)	1,505,000	1,554,941
Vornado DP LLC, 4.004%, 09/13/28 (f)	1,475,000	1,489,969
Wells Fargo Commercial Mortgage Trust
2.814%, 08/15/49	2,705,000	2,619,991
3.184%, 04/15/50	1,544,000	1,554,921
3.637%, 06/15/48	1,905,000	1,958,995
		30,407,653
Total other mortgage-backed securities (cost: $60,446,366)		59,905,142

Corporate Obligations (39.4%)
Communications (1.1%)
Telecommunication (1.1%)
AT&T, Inc., 5.250%, 03/01/37	1,000,000	1,047,715
Crown Castle Towers LLC, 3.222%, 05/15/42 (f)	2,375,000	2,380,430
Verizon Communications, Inc., 3.784%, 05/15/25 (3-Month USD LIBOR + 1.100%) (b)	1,500,000	1,500,150
		4,928,295
Consumer Cyclical (3.5%)
Airlines (0.3%)
US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/23	1,137,374	1,173,162

Auto/Truck Parts & Equipment-Original (2.4%)
Ford Motor Credit Co. LLC
2.459%, 03/27/20	1,325,000	1,314,374
5.750%, 02/01/21	2,190,000	2,255,348
5.875%, 08/02/21	1,045,000	1,082,026
General Motors Financial Co., Inc.
2.400%, 05/09/19	1,675,000	1,674,280
3.647%, 04/09/21 (3-Month USD LIBOR + 0.850%) (b)	1,650,000	1,637,344
Lear Corp.
5.250%, 01/15/25	1,915,000	1,991,458
5.375%, 03/15/24	920,000	945,458
		10,900,288
Retail (0.8%)
The Home Depot, Inc., 4.500%, 12/06/48	3,150,000	3,487,194

Consumer, Non-cyclical (3.0%)
Agricultural Products (0.7%)
Altria Group, Inc.,
5.800%, 02/14/39	955,000	1,010,029
5.950%, 02/14/49	1,875,000	2,011,978
		3,022,007
Beverages (0.3%)
Bacardi, Ltd., 5.300%, 05/15/48 (f) (h)	1,325,000	1,269,948

Drugstore Chains (1.0%)
CVS Pass-Through Trust
5.298%, 01/11/27 (f)	1,067,652	1,113,668
5.880%, 01/10/28	367,176	395,758
6.036%, 12/10/28	2,197,249	2,396,608

See accompanying notes to investments in securities.

6.943%, 01/10/30	$553,266	$630,574
		4,536,608
Health Care Products (0.7%)
Boston Scientific Corp., 4.700%, 03/01/49	3,125,000	3,318,670

Pharmaceuticals (0.3%)
McKesson Corp., 3.650%, 11/30/20	1,275,000	1,290,413

Energy (4.4%)
Oil, Gas & Consumable Fuels (0.6%)
Marathon Petroleum Corp., 5.850%, 12/15/45	2,270,000	2,431,793

Pipelines (3.8%)
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 5.250%, 01/15/25	2,450,000	2,543,280
Cheniere Energy Partners L.P., 5.250%, 10/01/25	2,000,000	2,045,000
Energy Transfer Operating L.P., 6.250%, 02/15/23 (3-Month USD LIBOR + 4.028%) (b)	1,810,000	1,710,450
Enterprise Products Operating LLC, 5.404%, 06/01/67 (3-Month USD LIBOR + 2.778%) (b)	2,180,000	2,011,050
EQM Midstream Partners L.P., 6.500%, 07/15/48	975,000	982,867
MPLX L.P., 5.500%, 02/15/49	1,700,000	1,813,322
Sunoco Logistics Partners Operations L.P.
5.400%, 10/01/47	850,000	848,968
6.850%, 02/15/40	2,150,000	2,481,369
Tennessee Gas Pipeline Co. LLC, 8.375%, 06/15/32	1,850,000	2,439,689
		16,875,995
Financial (13.4%)
Banks (9.0%)
Bank of America Corp., 3.503%, 02/05/26 (3-Month USD LIBOR + 0.770%) (b)	4,000,000	3,908,218
Barclays PLC, 4.408%, 01/10/23 (3-Month USD LIBOR + 1.625%) (b) (h)	3,300,000	3,295,791
Citibank NA, 3.650%, 01/23/24	2,275,000	2,347,330
Citigroup, Inc., 4.400%, 06/10/25	1,500,000	1,552,931
Citizens Bank NA/Providence, 3.551%, 03/29/23 (3-Month USD LIBOR + 0.950%) (b)	3,150,000	3,152,309
Compass Bank
3.500%, 06/11/21	850,000	856,673
3.875%, 04/10/25	2,500,000	2,475,220
Discover Bank
3.450%, 07/27/26	1,900,000	1,840,047
8.700%, 11/18/19	322,000	333,104
HSBC Holdings PLC, 3.262%, 03/13/23 (3-Month USD LIBOR + 1.055%) (b) (h)	1,875,000	1,879,585
JPMorgan Chase & Co.
3.540%, 05/01/28 (3-Month USD LIBOR + 1.380%) (b)	1,500,000	1,501,027
5.000%, 07/01/19 (3-Month USD LIBOR + 3.320%) (b)	1,700,000	1,690,650
6.221%, 04/30/19 (3-Month USD LIBOR + 3.470%) (b)	1,076,000	1,081,380
Morgan Stanley
3.125%, 07/27/26	800,000	778,772
3.958%, 05/08/24 (3-Month USD LIBOR + 1.220%) (b)	3,600,000	3,626,924
5.450%, 07/15/19 (3-Month USD LIBOR + 3.610%) (b)	1,870,000	1,874,675
5.500%, 07/28/21	740,000	783,008
Regions Financial Corp., 3.800%, 08/14/23	1,675,000	1,721,772
Synovus Financial Corp., 3.125%, 11/01/22	2,580,000	2,549,040
US Bancorp, 5.300%, 04/15/27 (3-Month USD LIBOR + 2.914%) (b)	800,000	814,000
Wells Fargo & Co., 3.000%, 10/23/26	1,100,000	1,072,586
Zions Bancorp NA, 3.500%, 08/27/21	650,000	656,785
		39,791,827
Diversified Financial Services (1.1%)
Block Financial LLC, 4.125%, 10/01/20	2,050,000	2,077,020
DY7 Leasing LLC, 2.578%, 12/10/25	140,625	140,366
Export Leasing 2009 LLC, 1.859%, 08/28/21	65,533	64,848
Helios Leasing I LLC
1.825%, 05/16/25	82,273	80,244
2.018%, 05/29/24	121,438	119,299
The Charles Schwab Corp., 4.625%, 03/01/22 (3-Month USD LIBOR + 3.315%) (b)	2,200,000	2,172,500
Union 16 Leasing LLC, 1.863%, 01/22/25	131,542	128,634
		4,782,911
Insurance (2.2%)
AXA Equitable Holdings, Inc., 5.000%, 04/20/48	2,270,000	2,220,232
Liberty Mutual Group, Inc., 5.516%, 03/15/37 (3-Month USD LIBOR + 2.905%) (b) (f)	3,250,000	3,079,375
Teachers Insurance & Annuity Association of America, 4.270%, 05/15/47 (f)	2,500,000	2,565,233

See accompanying notes to investments in securities.

Unum Group, 5.750%, 08/15/42	$1,975,000	$2,108,900
		9,973,740
Real Estate Investment Trust — Health Care (0.6%)
Ventas Realty L.P., 3.100%, 01/15/23	2,500,000	2,499,585

Real Estate Investment Trust — Office Property (0.4%)
SL Green Operating Partnership L.P., 3.663%, 08/16/21 (3-Month USD LIBOR + 0.980%) (b)	2,000,000	1,990,800

Real Estate Investment Trust — Residential (0.1%)
UDR, Inc., 4.000%, 10/01/25	400,000	410,836

Health Care (1.1%)
Health Care Providers & Services (0.7%)
NYU Langone Hospitals, 4.428%, 07/01/42	1,480,000	1,558,130
Sinai Health System, 3.034%, 01/20/36	1,375,000	1,375,326
		2,933,456
Medical Products/Supplies (0.4%)
Bio-Rad Laboratories, Inc., 4.875%, 12/15/20	1,985,000	2,040,480

Industrials (0.8%)
Electrical Equipment (0.4%)
Keysight Technologies, Inc., 3.300%, 10/30/19	1,500,000	1,503,380

Machinery (0.4%)
Wabtec Corp., 3.911%, 09/15/21 (3-Month USD LIBOR + 1.300%) (b)	1,925,000	1,922,729

Technology (0.8%)
Computers (0.8%)
Dell International LLC/ EMC Corp.,
5.300%, 10/01/29 (f)	1,475,000	1,487,950
5.450%, 06/15/23 (f)	1,790,000	1,908,029
		3,395,979
Transportation (4.6%)
Airlines (4.6%)
Air Canada 2015 -1 Class C Pass Through Trust, 5.000%, 03/15/20 (f) (h)	2,600,000	2,618,720
Air Canada 2017-1 Class A Pass Through Trust, 3.550%, 07/15/31 (f) (h)	2,119,320	2,063,852
America West Airlines 2000-1 Pass Through Trust, 8.057%, 01/02/22	509,366	533,999
American Airlines 2013-1 Class B Pass Through Trust, 5.625%, 07/15/22 (f)	1,236,314	1,260,422
American Airlines 2013-2 Class B Pass Through Trust, 5.600%, 01/15/22 (f)	976,880	991,534
American Airlines 2015-1 Class B Pass Through Trust, 3.700%, 11/01/24	1,463,518	1,444,931
American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/25	419,116	432,054
British Airways 2013-1 Class B Pass Through Trust, 5.625%, 12/20/21 (f)	191,642	194,517
Continental Airlines 2009-2 Class A Pass Through Trust, 7.250%, 05/10/21	1,177,097	1,202,052
Continental Airlines 2012-1 Class B Pass Through Trust, 6.250%, 10/11/21	663,840	675,524
Delta Air Lines 2012-1 Class A Pass Through Trust, 4.750%, 11/07/21	347,991	352,898
Delta Air Lines 2012-1 Class B Pass Through Trust, 6.875%, 11/07/20 (f)	789,472	791,919
Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/25	1,411,196	1,449,675
Hawaiian Airlines 2013-1 Class B Pass Through Certificates, 4.950%, 07/15/23	1,979,723	2,002,292
United Airlines 2014-1 Class B Pass Through Trust, 4.750%, 10/11/23	475,754	483,318
United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/24	1,849,476	1,877,588
US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/22	1,292,568	1,357,350
Virgin Australia 2013-1A Pass Through Trust, 5.000%, 04/23/25 (f) (h)	479,781	490,240
Virgin Australia 2013-1B Pass Through Trust, 6.000%, 04/23/22 (f) (h)	257,707	262,114
		20,484,999
Utilities (6.7%)
Electric Companies (0.4%)
Indianapolis Power & Light Co., 4.700%, 09/01/45 (f)	1,900,000	2,046,837

Electric Utilities (5.5%)
Cleco Corporate Holdings LLC, 3.743%, 05/01/26 (j)	1,125,000	1,102,652
Entergy Mississippi LLC, 3.250%, 12/01/27	1,100,000	1,082,669
Entergy Texas, Inc., 3.450%, 12/01/27	1,885,000	1,844,956
Eversource Energy, 3.800%, 12/01/23	2,400,000	2,485,076
FirstEnergy Transmission LLC, 5.450%, 07/15/44 (f)	2,000,000	2,259,198
IPALCO Enterprises, Inc.
3.450%, 07/15/20	1,400,000	1,400,358
3.700%, 09/01/24	1,175,000	1,180,993
Metropolitan Edison Co., 4.300%, 01/15/29 (f)	1,500,000	1,569,922
MidAmerican Energy Co., 4.250%, 07/15/49	1,750,000	1,861,702

See accompanying notes to investments in securities.

Mississippi Power Co., 3.259%, 03/27/20 (3-Month USD LIBOR + 0.650%) (b)	$700,000	$699,732
Pennsylvania Electric Co., 3.250%, 03/15/28 (f)	1,225,000	1,182,175
PPL Capital Funding, Inc., 5.266%, 03/30/67 (3-Month USD LIBOR + 2.665%) (b)	4,500,000	4,128,750
Southern Power Co., 4.950%, 12/15/46	2,450,000	2,474,160
The Cleveland Electric Illuminating Co., 3.500%, 04/01/28 (f)	1,000,000	981,912
		24,254,255
Gas Utilities (0.8%)
Southern Co. Gas Capital Corp.
3.875%, 11/15/25	2,605,000	2,634,283
4.400%, 05/30/47	775,000	778,914
		3,413,197
Total corporate obligations (cost: $172,960,252)		174,679,384
Total long-term debt securities (cost: $433,153,376)		438,191,034

	Shares	Value(a)
Short-Term Securities (5.4%)
Investment Companies (5.4%)
State Street Institutional U.S. Government Money Market Fund, current rate 2.390% (i)	23,996,733	23,996,733
Total short-term securities (cost: $23,996,733)		23,996,733
Total investments in securities (cost: $457,150,109) (k)		462,187,767
Liabilities in excess of cash and other assets (-4.2%)		(18,495,076)
Total net assets (100.0%)		$443,692,691

Investments in Securities Legend

(a)    Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)    Variable rate security.

(c)     Security is issued on a when-issued or forward commitment basis. As of March 31, 2019 the total cost of investments issued on a when-issued or forward commitment basis was $20,713,908.

(d)    Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(e)     Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2019, securities with an aggregate market value of $749,074 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)

10 Year U.S. Ultra	June 2019	172	Short	$(22,381,049)	$(22,838,375)	$(457,326)
5 Year U.S. Treasury Note	June 2019	185	Long	21,240,760	21,428,203	187,443
U.S. Long Bond	June 2019	271	Long	39,507,416	40,556,844	1,049,428
U.S. Ultra Bond	June 2019	67	Short	(10,844,403)	(11,256,000)	(411,597)
					$27,890,672	$367,948

(f)      Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(g)     These securities are being fair-valued according to procedures approved by the Board of Trustees.

(h)    Foreign security: The Fund held 4.3% of net assets in foreign securities at March 31, 2019.

(i)        All or a portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of March 31, 2019.

(j)       Step rate security.

(k)    At March 31, 2019 the cost of investments for federal income tax purposes was $457,737,575. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$8,622,143
Gross unrealized depreciation	(3,804,003)
Net unrealized appreciation	$4,818,140

See accompanying notes to investments in securities.

SFT Dynamic Managed Volatility Fund

Investments in Securities

March 31, 2019

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (37.4%)
Government Obligations (3.6%)
U.S. Government Agencies and Obligations (3.6%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.2%)
3.000%, 09/01/43	$136,073	$136,148
3.500%, 10/01/44	231,236	235,618
3.500%, 11/01/44	227,814	232,095
3.500%, 12/01/44	238,133	242,535
		846,396
Federal National Mortgage Association (FNMA) (0.2%)
3.000%, 04/01/43	215,324	215,468
3.000%, 05/01/43	89,243	89,303
3.000%, 06/01/43	274,168	274,351
3.500%, 08/01/42	116,786	119,372
3.500%, 02/01/43	125,949	129,388
		827,882
U.S. Treasury (3.2%)
U.S. Treasury Note, 2.625%, 12/15/21	15,000,000	15,150,000
Total government obligations (cost: $16,605,092)		16,824,278

Asset-Backed Security (0.2%)
Longtrain Leasing III LLC 2015-1A Class A2, 4.060%, 01/15/45 (b)	1,000,000	1,020,530
Total asset-backed securities (cost: $999,593)		1,020,530

Other Mortgage-Backed Securities (0.3%)
Commercial Mortgage-Backed Securities (0.3%)
CSMC Mortgage Trust, 4.138%, 11/15/37 (b) (c)	1,000,000	1,031,429
Total other mortgage-backed securities (cost: $1,007,281)		1,031,429

Corporate Obligations (33.3%)
Basic Materials (0.2%)
Chemicals (0.2%)
Nutrien, Ltd., 3.000%, 04/01/25 (d)	1,000,000	967,952

Mining (0.0%)
BHP Billiton Finance USA Ltd., 2.875%, 02/24/22 (d)	122,000	123,201

Communications (1.5%)
Cable/Satellite TV (0.5%)
Comcast Corp.
4.200%, 08/15/34 (e)	500,000	520,266
4.650%, 07/15/42 (e)	250,000	268,363
6.400%, 05/15/38	1,000,000	1,281,277
		2,069,906
Internet & Catalog Retail (0.2%)
Amazon.com, Inc., 3.875%, 08/22/37	1,000,000	1,039,388

Media (0.4%)
CBS Corp.
3.500%, 01/15/25	750,000	749,943
4.000%, 01/15/26	250,000	253,980
Warner Media LLC, 4.850%, 07/15/45	1,000,000	1,009,358
		2,013,281
Telecommunication (0.3%)
Crown Castle Towers LLC, 3.663%, 05/15/45 (b)	1,000,000	1,010,693
Vodafone Group PLC, 4.125%, 05/30/25 (d)	500,000	509,556
		1,520,249
Wireless Telecommunication Services (0.1%)
Rogers Communications, Inc., 4.100%, 10/01/23 (d)	250,000	261,634

See accompanying notes to investments in securities.

Communication Services (0.7%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
4.100%, 02/15/28	$803,000	$811,859
4.350%, 06/15/45	250,000	229,388
4.500%, 05/15/35	1,000,000	985,213
Verizon Communications, Inc., 5.250%, 03/16/37	1,000,000	1,124,935
		3,151,395
Consumer Cyclical (0.9%)
Auto/Truck Parts & Equipment (0.1%)
Harley-Davidson Financial Services, Inc., 3.550%, 05/21/21 (b)	575,000	573,732

Food & Staples Retailing (0.2%)
The Kroger Co., 4.450%, 02/01/47	1,000,000	906,541

Home Furnishings (0.2%)
Harman International Industries, Inc., 4.150%, 05/15/25	1,000,000	1,029,044

Retail (0.4%)
AutoZone, Inc., 3.250%, 04/15/25	1,000,000	991,382
Target Corp., 3.500%, 07/01/24 (e)	750,000	782,045
		1,773,427
Consumer Staples (1.1%)
Beverages (0.1%)
The Coca-Cola Co., 3.200%, 11/01/23 (e)	500,000	513,715

Consumer Products — Miscellaneous (0.2%)
Johnson (S.C.) & Son, Inc., 3.350%, 09/30/24 (b)	750,000	755,431

Food Products (0.4%)
Archer-Daniels-Midland Co., 3.750%, 09/15/47	1,000,000	973,310
General Mills, Inc., 4.150%, 02/15/43	1,000,000	910,880
		1,884,190
Household Products (0.2%)
Kimberly-Clark Corp., 3.900%, 05/04/47	1,000,000	1,022,963

Personal Care (0.2%)
The Estee Lauder Cos., Inc., 4.150%, 03/15/47	1,000,000	1,061,137

Consumer, Non-cyclical (1.6%)
Beverages (0.2%)
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/38	1,000,000	959,791

Commercial Service — Finance (0.1%)
Moody’s Corp., 4.875%, 02/15/24	250,000	268,193

Diagnostic Equipment (0.5%)
Abbott Laboratories
3.875%, 09/15/25	750,000	784,558
4.750%, 11/30/36	1,000,000	1,119,439
4.750%, 04/15/43	250,000	277,818
		2,181,815
Drugstore Chains (0.0%)
CVS Pass-Through Trust, 6.943%, 01/10/30	168,679	192,248

Food (0.4%)
Mars, Inc., 3.950%, 04/01/49 (b)	1,000,000	1,010,678
Tyson Foods, Inc., 5.150%, 08/15/44	1,000,000	1,017,329
		2,028,007
Pharmaceuticals (0.4%)
Novartis Capital Corp., 3.400%, 05/06/24 (e)	500,000	517,368
Takeda Pharmaceutical Co., Ltd., 5.000%, 11/26/28 (b) (d)	1,000,000	1,084,057
		1,601,425
Energy (4.0%)
Oil & Gas (0.9%)
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/27	1,000,000	972,264

See accompanying notes to investments in securities.

BP Capital Markets America, Inc., 4.234%, 11/06/28	$1,000,000	$1,069,643
Cimarex Energy Co., 3.900%, 05/15/27	1,000,000	996,881
Valero Energy Corp., 4.350%, 06/01/28	1,000,000	1,038,286
		4,077,074
Oil, Gas & Consumable Fuels (1.1%)
Apache Corp., 3.250%, 04/15/22	143,000	143,113
Chevron Corp., 3.191%, 06/24/23 (e)	250,000	255,779
EOG Resources, Inc., 2.625%, 03/15/23	250,000	248,184
Marathon Petroleum Corp., 3.625%, 09/15/24	750,000	756,646
Noble Energy, Inc., 3.900%, 11/15/24	1,000,000	1,009,330
Phillips 66, 4.650%, 11/15/34	1,000,000	1,073,785
Total Capital International SA, 3.750%, 04/10/24 (d)	750,000	781,035
Valero Energy Corp., 3.650%, 03/15/25	1,000,000	1,014,173
		5,282,045
Pipelines (2.0%)
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 5.250%, 01/15/25	500,000	519,037
Columbia Pipeline Group, Inc., 4.500%, 06/01/25	1,000,000	1,043,701
Energy Transfer Operating L.P., 4.900%, 03/15/35	1,000,000	950,254
Enterprise Products Operating LLC, 5.750%, 03/01/35	250,000	275,245
Florida Gas Transmission Co. LLC, 4.350%, 07/15/25 (b)	1,000,000	1,049,140
Kinder Morgan, Inc., 5.300%, 12/01/34	750,000	812,403
Magellan Midstream Partners L.P., 4.200%, 10/03/47	1,000,000	966,155
Plains All American Pipeline L.P./PAA Finance Corp., 3.850%, 10/15/23	250,000	252,389
Southern Natural Gas Co. LLC, 4.800%, 03/15/47 (b)	1,500,000	1,502,610
Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	1,000,000	1,027,116
The Williams Cos., Inc.
3.750%, 06/15/27	500,000	496,380
4.300%, 03/04/24	500,000	519,808
		9,414,238
Financial (10.7%)
Banks (4.7%)
Associated Banc-Corp., 4.250%, 01/15/25	750,000	768,718
Bank of America Corp.
3.950%, 04/21/25	1,000,000	1,017,165
4.183%, 11/25/27	1,000,000	1,015,491
4.244%, 04/24/37 (3-Month USD LIBOR + 1.814%)(c)	1,000,000	1,022,889
5.700%, 01/24/22	250,000	269,107
Barclays Bank PLC, 2.650%, 01/11/21 (d)	1,000,000	992,132
Capital One Financial Corp.
4.250%, 04/30/25	1,500,000	1,556,912
4.750%, 07/15/21	250,000	260,760
Citigroup, Inc.
3.300%, 04/27/25	750,000	748,177
3.980%, 03/20/30 (3-Month USD LIBOR + 1.338%)(c)	1,000,000	1,016,609
Credit Suisse Group Funding Guernsey, Ltd., 2.750%, 03/26/20 (d)	600,000	599,188
Discover Bank
3.100%, 06/04/20	1,000,000	1,002,261
4.250%, 03/13/26	500,000	507,666
Fifth Third Bank, 3.950%, 07/28/25	1,000,000	1,047,967
HSBC Bank USA NA, 4.875%, 08/24/20	250,000	256,821
JPMorgan Chase & Co.
3.125%, 01/23/25	1,000,000	1,000,741
4.500%, 01/24/22	250,000	261,511
KeyBank NA, 3.180%, 10/15/27	1,000,000	1,001,986
PNC Bank NA
2.450%, 07/28/22	1,000,000	996,150
3.800%, 07/25/23	250,000	257,043
4.050%, 07/26/28	1,000,000	1,047,588
Regions Financial Corp., 3.800%, 08/14/23	2,000,000	2,055,848
Sterling Bancorp, 3.500%, 06/08/20	1,000,000	997,403
SunTrust Bank, 2.750%, 05/01/23	250,000	247,957
Synchrony Bank, 3.000%, 06/15/22	1,000,000	986,818
The Goldman Sachs Group, Inc., 3.850%, 01/26/27	1,000,000	1,003,901
		21,938,809
Capital Markets (0.4%)
E*TRADE Financial Corp., 2.950%, 08/24/22	1,000,000	997,726

See accompanying notes to investments in securities.

The Bank of New York Mellon Corp., 3.442%, 02/07/27 (3-Month USD LIBOR + 1.069%)(c)	$1,000,000	$1,015,815
		2,013,541
Diversified Financial Services (1.0%)
American Express Credit Corp., 3.300%, 05/03/27	1,000,000	1,012,907
CME Group, Inc., 3.000%, 03/15/25	1,000,000	1,005,114
Discover Financial Services, 3.750%, 03/04/25	1,000,000	996,438
Eaton Vance Corp., 3.500%, 04/06/27	1,000,000	1,002,405
TD Ameritrade Holding Corp., 2.950%, 04/01/22	700,000	706,145
		4,723,009
Insurance (1.8%)
American Financial Group, Inc., 4.500%, 06/15/47	1,000,000	942,036
Assured Guaranty US Holdings, Inc., 5.000%, 07/01/24	500,000	536,135
First American Financial Corp., 4.600%, 11/15/24	750,000	777,718
Liberty Mutual Group, Inc., 4.250%, 06/15/23 (b)	750,000	777,083
Manulife Financial Corp., 4.150%, 03/04/26 (d)	750,000	789,083
Marsh & McLennan Cos., Inc., 4.350%, 01/30/47	1,000,000	1,013,488
Metropolitan Life Global Funding I, 3.875%, 04/11/22 (b)	250,000	257,587
Old Republic International Corp., 4.875%, 10/01/24	750,000	791,002
Pacific Life Insurance Co., 4.300%, 10/24/47 (3-Month USD LIBOR + 2.796%)(b) (c)	1,000,000	892,203
StanCorp Financial Group, Inc., 5.000%, 08/15/22	750,000	789,596
The Hanover Insurance Group, Inc., 4.500%, 04/15/26	1,000,000	1,019,479
		8,585,410
Property / Casualty Insurance (0.2%)
Arch Capital Finance LLC, 4.011%, 12/15/26	1,000,000	1,039,306

Real Estate Investment Trust — Diversified (0.2%)
Retail Properties of America, Inc., 4.000%, 03/15/25	1,000,000	961,793

Real Estate Investment Trust — Health Care (1.0%)
Healthcare Realty Trust, Inc., 3.875%, 05/01/25	1,000,000	998,426
Healthcare Trust of America Holdings L.P., 3.750%, 07/01/27	1,000,000	980,144
Physicians Realty L.P., 4.300%, 03/15/27	1,000,000	994,340
Welltower, Inc., 4.125%, 03/15/29	1,500,000	1,530,103
		4,503,013
Real Estate Investment Trust — Office Property (0.1%)
Alexandria Real Estate Equities, Inc., 4.500%, 07/30/29	500,000	526,453

Real Estate Investment Trust — Residential (0.2%)
UDR, Inc., 4.000%, 10/01/25	750,000	770,318

Real Estate Investment Trust — Shopping Centers (0.1%)
Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/23	250,000	255,112

Real Estate Investment Trust — Single Tenant (0.3%)
Office Properties Income Trust, 4.500%, 02/01/25	750,000	716,933
Tanger Properties L.P., 3.875%, 12/01/23	500,000	502,038
		1,218,971
Real Estate Investment Trust — Storage (0.1%)
CubeSmart L.P., 4.375%, 12/15/23	500,000	519,904

Specialized REITs (0.6%)
American Tower Corp., 3.375%, 10/15/26	1,000,000	974,621
Essex Portfolio L.P., 3.500%, 04/01/25	1,000,000	1,002,417
Goodman US Finance Four LLC, 4.500%, 10/15/37 (b)	500,000	499,381
HCP, Inc., 4.250%, 11/15/23	250,000	260,498
		2,736,917
Health Care (2.2%)
Biotechnology (0.2%)
Celgene Corp., 3.875%, 08/15/25	1,000,000	1,022,499

Health Care Providers & Services (0.7%)
Aetna, Inc., 3.875%, 08/15/47	1,000,000	864,364
Anthem, Inc., 4.375%, 12/01/47	1,000,000	994,179
Laboratory Corp. of America Holdings, 4.000%, 11/01/23	250,000	256,927
UnitedHealth Group, Inc.
2.750%, 02/15/23 (e)	250,000	250,006

See accompanying notes to investments in securities.

3.750%, 07/15/25 (e)	$1,000,000	$1,043,828
		3,409,304
Pharmaceuticals (1.3%)
AbbVie, Inc., 3.600%, 05/14/25	1,000,000	1,002,241
Allergan Funding SCS, 3.800%, 03/15/25 (d)	670,000	678,734
Bristol-Myers Squibb Co., 3.250%, 11/01/23	500,000	508,729
Cardinal Health, Inc., 3.750%, 09/15/25	1,000,000	999,088
Eli Lilly & Co., 3.950%, 05/15/47	1,000,000	1,032,974
Mead Johnson Nutrition Co., 5.900%, 11/01/39	1,000,000	1,244,267
Mylan, Inc., 4.200%, 11/29/23	500,000	508,213
		5,974,246
Industrials (4.4%)
Aerospace & Defense (1.1%)
General Dynamics Corp., 3.500%, 05/15/25	1,000,000	1,033,649
Harris Corp., 3.832%, 04/27/25	1,000,000	1,024,605
Rockwell Collins, Inc., 3.700%, 12/15/23	500,000	508,968
United Technologies Corp.
4.050%, 05/04/47	1,000,000	957,821
4.125%, 11/16/28	1,500,000	1,558,374
		5,083,417
Air Freight & Logistics (0.2%)
FedEx Corp., 4.400%, 01/15/47	1,000,000	939,551

Building Products (0.2%)
CRH America Finance, Inc., 4.400%, 05/09/47 (b)	1,000,000	901,457

Containers & Packaging (0.2%)
Amcor Finance USA, Inc., 4.500%, 05/15/28 (b)	1,000,000	1,050,256

Electrical Equipment (0.2%)
Flex. Ltd., 4.750%, 06/15/25 (d)	1,000,000	1,029,439

Electronic Parts Distributions (0.3%)
Avnet, Inc., 3.750%, 12/01/21	1,500,000	1,514,700

Environmental Control (0.5%)
Republic Services, Inc., 3.950%, 05/15/28	1,000,000	1,048,258
Waste Management, Inc., 3.900%, 03/01/35	1,000,000	1,002,028
		2,050,286
Industrial Conglomerates (0.2%)
3M Co., 3.625%, 10/15/47	1,000,000	983,598

Machinery (0.2%)
Caterpillar Financial Services Corp., 3.750%, 11/24/23 (e)	750,000	784,791

Miscellaneous Manufacturing (0.5%)
Carlisle Cos., Inc., 3.750%, 12/01/27	1,000,000	977,165
Textron, Inc.
3.875%, 03/01/25	750,000	755,318
4.300%, 03/01/24	500,000	516,345
		2,248,828

Road & Rail (0.1%)
Kansas City Southern, 4.300%, 05/15/43	250,000	243,410

Transportation (0.3%)
Burlington Northern Santa Fe LLC, 3.750%, 04/01/24	350,000	365,371
Penske Truck Leasing Co. L.P. / PTL Finance Corp., 3.900%, 02/01/24 (b)	1,000,000	1,011,916
		1,377,287
Trucking & Leasing (0.4%)
GATX Corp.
3.250%, 03/30/25	1,000,000	953,492
4.550%, 11/07/28	1,000,000	1,028,072
		1,981,564
Information Technology (1.4%)
Communications Equipment (0.3%)
Juniper Networks, Inc., 4.500%, 03/15/24	500,000	520,697

See accompanying notes to investments in securities.

QUALCOMM, Inc., 4.650%, 05/20/35	$1,000,000	$1,030,429
		1,551,126
Computers (0.2%)
Apple, Inc., 4.375%, 05/13/45 (e)	1,000,000	1,088,563

Interactive Media & Services (0.2%)
eBay, Inc., 3.450%, 08/01/24	750,000	751,982

IT Services (0.3%)
The Western Union Co., 3.350%, 05/22/19	500,000	500,259
Total System Services, Inc., 4.800%, 04/01/26	750,000	787,965
		1,288,224
Software (0.4%)
Fiserv, Inc., 3.850%, 06/01/25	1,000,000	1,026,044
Oracle Corp., 3.800%, 11/15/37	1,000,000	1,000,797
		2,026,841
Materials (0.9%)
Chemicals (0.7%)
The Dow Chemical Co., 3.500%, 10/01/24	750,000	761,007
The Mosaic Co., 5.450%, 11/15/33	200,000	215,025
The Sherwin-Williams Co., 3.950%, 01/15/26	1,000,000	1,007,749
Yara International ASA, 4.750%, 06/01/28 (b) (d)	1,000,000	1,039,197
		3,022,978
Construction Materials (0.2%)
Vulcan Materials Co., 4.500%, 06/15/47	1,000,000	904,897

Transportation (0.6%)
Airlines (0.4%)
American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/29	857,926	859,385
British Airways 2013-1 Class A Pass Through Trust, 4.625%, 12/20/25 (b)	765,463	798,148
United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/27	194,392	201,463
		1,858,996
Transport — Rail (0.2%)
Norfolk Southern Corp., 3.850%, 01/15/24	500,000	519,778
Union Pacific Corp., 3.750%, 03/15/24	500,000	518,719
		1,038,497
Utilities (3.1%)
Electric Utilities (1.5%)
Ameren Illinois Co., 3.700%, 12/01/47	1,000,000	981,890
Arizona Public Service Co., 4.350%, 11/15/45	1,000,000	1,051,677
Duke Energy Progress LLC, 3.600%, 09/15/47	1,000,000	956,020
Entergy Louisiana LLC, 3.300%, 12/01/22	250,000	254,799
Northern States Power Co., 3.750%, 12/01/47	1,000,000	939,023
Oglethorpe Power Corp., 4.250%, 04/01/46	800,000	749,205
Oklahoma Gas & Electric Co., 4.150%, 04/01/47	1,000,000	1,014,702
PPL Capital Funding, Inc., 3.400%, 06/01/23	250,000	251,093
Southern California Edison Co., 4.000%, 04/01/47	1,000,000	931,172
		7,129,581
Electric — Integrated (0.1%)
Berkshire Hathaway Energy Co., 3.750%, 11/15/23	250,000	259,889

Gas Utilities (1.1%)
National Fuel Gas Co.,
4.750%, 09/01/28	1,000,000	1,013,003
5.200%, 07/15/25	1,000,000	1,061,790
ONEOK, Inc.
4.000%, 07/13/27	500,000	500,983
4.350%, 03/15/29	1,500,000	1,526,377
Washington Gas Light Co., 3.796%, 09/15/46	1,000,000	960,226
		5,062,379

Multi-Utilities (0.1%)
Dominion Energy Gas Holdings LLC, 3.550%, 11/01/23	250,000	255,915

Water Utilities (0.3%)
American Water Capital Corp., 3.750%, 09/01/47	1,000,000	968,161

See accompanying notes to investments in securities.

Aquarion Co., 4.000%, 08/15/24 (b)	$500,000	$510,087
		1,478,248
Total corporate obligations (cost: $153,196,856)		154,777,327
Total long-term debt securities (cost: $171,808,822)		173,653,564

	Shares/ Principal	Value(a)
Mutual Funds (39.7%)
Investment Companies (39.7%)
iShares iBoxx $ Investment Grade Corporate Bond ETF	$44,500	$5,298,170
SFT Index 500 Fund (f)	14,224,618	163,879,462
SPDR S&P 500 ETF Trust (e)	36,170	10,217,302
Vanguard S&P 500 ETF	20,175	5,236,219
Total mutual funds (cost: $123,653,386)		184,631,153
Short-Term Securities (22.2%)
Investment Companies (21.7%)
State Street Institutional U.S. Government Money Market Fund, current rate 2.390%	100,804,430	100,804,430
U.S. Government Obligations (0.5%)
U.S. Treasury Note, current rate 2.000%	2,500,000	2,491,699
Total short-term securities (cost: $103,293,772)		103,296,129
Total investments excluding purchase options (cost: $399,069,489) (g)		461,580,846
Total purchased options outstanding (0.0%) (cost: $313,509)		92,920
Total investments in securities (cost: $399,069,489)		461,673,766
Cash and other assets in excess of liabilities (0.7%)		3,031,337
Total net assets (100.0%)		$464,705,103

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(c)	Variable rate security.
(d)	Foreign security: The Fund held 1.9% of net assets in foreign securities at March 31, 2019.
(e)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts
On March 31, 2019, securities with an aggregate market value of $15,233,571 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)

10 Year U.S. Treasury Note	June 2019	200	Short	$(24,379,183)	$(24,843,750)	$(464,567)
S&P Mid 500® E-Mini Index Future	June 2019	1,344	Long	189,231,574	190,700,160	1,468,586
					$165,856,410	$1,004,019

(f)	Affiliated security.
(g)	At March 31, 2019 the cost of investments for federal income tax purposes was $399,868,428. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$64,428,361
Gross unrealized depreciation	(1,629,104)
Net unrealized appreciation	$62,799,257

Put Options Purchased:

The Fund had the following put options purchased open at March 31, 2019:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	2,645	April 2019	404	$40,400	$92,920

Put Options Written:

The Fund had the following put options written open at March 31, 2019:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	2,250	April 2019	404	$(40,400)	$(10,100)

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities

March 31, 2019

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (94.7%)
Communication Services (0.2%)
Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	11,421	$350,967

Consumer Discretionary (13.3%)
Auto Components (0.9%)
Adient PLC (b)	10,533	136,508
Dana, Inc.	17,466	309,847
Delphi Technologies PLC (b)	10,772	207,469
Gentex Corp.	31,581	653,095
The Goodyear Tire & Rubber Co.	28,288	513,427
Visteon Corp. (c)	3,390	228,316
		2,048,662
Automobiles (0.2%)
Thor Industries, Inc.	6,373	397,484

Distributors (0.4%)
Pool Corp.	4,799	791,691

Diversified Consumer Services (0.9%)
Adtalem Global Education, Inc. (c)	7,039	326,046
Graham Holdings Co. - Class B	558	381,214
Service Corp. International/US	22,085	886,713
Sotheby’s (c)	3,930	148,358
Weight Watchers International, Inc. (c)	4,731	95,330
		1,837,661
Hotels, Restaurants & Leisure (3.9%)
Boyd Gaming Corp.	9,698	265,337
Brinker International, Inc.	4,538	201,396
Caesars Entertainment Corp. (c)	71,000	616,990
Churchill Downs, Inc.	4,319	389,833
Cracker Barrel Old Country Store, Inc.	2,955	477,558
Domino’s Pizza, Inc.	5,000	1,290,500
Dunkin’ Brands Group, Inc.	10,088	757,609
Eldorado Resorts, Inc. (c)	7,854	366,703
International Speedway Corp. - Class A	2,835	123,691
Jack in the Box, Inc.	3,144	254,853
Marriott Vacations Worldwide Corp.	4,792	448,052
Papa John’s International, Inc.	2,649	140,265
Penn National Gaming, Inc. (c)	12,953	260,355
Scientific Games Corp. - Class A (c)	6,653	135,854
Six Flags Entertainment Corp.	8,648	426,779
Texas Roadhouse, Inc.	8,065	501,562
The Cheesecake Factory, Inc.	5,063	247,682
The Wendy’s Co.	22,158	396,407
Wyndham Destinations, Inc.	11,508	465,959
Wyndham Hotels & Resorts, Inc.	11,925	596,131
		8,363,516
Household Durables (1.4%)
Helen of Troy, Ltd. (b) (c)	3,118	361,563
KB Home	10,309	249,169
NVR, Inc. (c)	432	1,195,344
Tempur Sealy International, Inc. (c)	5,599	322,894
Toll Brothers, Inc.	16,344	591,653
TRI Pointe Group, Inc. (c)	17,227	217,749
Tupperware Brands Corp.	5,833	149,208
		3,087,580
Leisure Equipment & Products (0.5%)
Brunswick Corp.	10,519	529,421
Polaris Industries, Inc.	6,965	588,055
		1,117,476

See accompanying notes to investments in securities.

Media (2.0%)
AMC Networks, Inc. - Class A (c)	5,444	$309,001
Cable One, Inc.	628	616,307
Cinemark Holdings, Inc.	12,918	516,591
John Wiley & Sons, Inc. - Class A	5,478	242,237
Live Nation Entertainment, Inc. (c)	16,774	1,065,820
Meredith Corp.	4,872	269,227
TEGNA, Inc.	26,259	370,252
The New York Times Co. - Class A	17,299	568,272
World Wrestling Entertainment, Inc. - Class A	5,310	460,802
		4,418,509
Multiline Retail (0.3%)
Dillard’s, Inc. - Class A	2,240	161,325
Ollie’s Bargain Outlet Holdings, Inc. (c)	6,299	537,493
		698,818
Specialty Retail (2.0%)
Aaron’s, Inc.	8,187	430,636
American Eagle Outfitters, Inc.	20,419	452,689
AutoNation, Inc. (c)	6,942	247,968
Bed Bath & Beyond, Inc.	16,748	284,549
Dick’s Sporting Goods, Inc.	8,909	327,940
Five Below, Inc. (c)	6,813	846,515
Murphy USA, Inc. (c)	3,664	313,712
Sally Beauty Holdings, Inc. (c)	14,611	268,989
Signet Jewelers, Ltd. (b)	6,256	169,913
The Michaels Cos., Inc. (c)	10,878	124,227
Urban Outfitters, Inc. (c)	9,103	269,813
Williams-Sonoma, Inc.	9,764	549,420
		4,286,371
Textiles, Apparel & Luxury Goods (0.8%)
Carter’s, Inc.	5,490	553,337
Deckers Outdoor Corp. (c)	3,557	522,843
Skechers U.S.A., Inc. - Class A (c)	16,252	546,230
		1,622,410
Consumer Staples (2.7%)
Beverages (0.1%)
The Boston Beer Co., Inc. - Class A (c)	1,130	333,045

Food & Staples Retailing (0.4%)
Casey’s General Stores, Inc.	4,481	577,019
Sprouts Farmers Market, Inc. (c)	15,121	325,706
		902,725
Food Products (1.7%)
Flowers Foods, Inc.	22,266	474,711
Ingredion, Inc.	8,137	770,493
Lancaster Colony Corp.	2,357	369,318
Post Holdings, Inc. (c)	8,058	881,545
Sanderson Farms, Inc.	2,430	320,371
The Hain Celestial Group, Inc. (c)	10,847	250,783
Tootsie Roll Industries, Inc.	2,236	83,273
TreeHouse Foods, Inc. (c)	6,733	434,615
		3,585,109
Household Products (0.2%)
Energizer Holdings, Inc.	7,687	345,377

Personal Products (0.3%)
Edgewell Personal Care Co. (c)	6,528	286,514
Nu Skin Enterprises, Inc. - Class A	6,735	322,337
		608,851
Energy (3.6%)
Energy Equipment & Services (1.1%)
Apergy Corp. (c)	9,370	384,732
Core Laboratories NV (b)	5,333	367,604
Ensco PLC - Class A (b)	53,268	209,343
McDermott International, Inc. (b) (c)	22,007	163,732
Oceaneering International, Inc. (c)	11,965	188,688

See accompanying notes to investments in securities.

Patterson-UTI Energy, Inc.	26,029	$364,927
Rowan Cos., PLC - Class A (b) (c)	15,458	166,792
Transocean, Ltd. (b) (c)	61,688	537,302
		2,383,120
Oil, Gas & Consumable Fuels (2.5%)
Callon Petroleum Co. (c)	27,665	208,871
Chesapeake Energy Corp. (c)	127,225	394,397
CNX Resources Corp. (c)	24,162	260,225
EQT Corp.	30,975	642,421
Equitrans Midstream Corp.	24,737	538,772
Matador Resources Co. (c)	12,581	243,191
Murphy Oil Corp.	19,818	580,667
Oasis Petroleum, Inc. (c)	32,930	198,897
PBF Energy, Inc. - Class A	14,599	454,613
QEP Resources, Inc. (c)	28,796	224,321
Range Resources Corp.	25,253	283,844
SM Energy Co.	12,533	219,202
Southwestern Energy Co. (c)	65,948	309,296
World Fuel Services Corp.	8,111	234,327
WPX Energy, Inc. (c)	48,145	631,181
		5,424,225
Financial (15.1%)
Capital Markets (2.9%)
Eaton Vance Corp.	14,030	565,549
Evercore, Inc. - Class A	4,970	452,270
Factset Research Systems, Inc.	4,697	1,166,124
Federated Investors, Inc. - Class B	11,621	340,612
Interactive Brokers Group, Inc. - Class A	9,094	471,797
Janus Henderson Group PLC (b)	20,100	502,098
Legg Mason, Inc.	10,363	283,635
MarketAxess Holdings, Inc.	4,601	1,132,214
SEI Investments Co.	15,728	821,788
Stifel Financial Corp.	8,718	459,962
		6,196,049
Commercial Banks (6.7%)
Associated Banc-Corp.	20,021	427,448
BancorpSouth Bank	10,997	310,335
Bank of Hawaii Corp.	5,032	396,874
Bank OZK	14,702	426,064
Cathay General Bancorp	9,291	315,058
Chemical Financial Corp.	8,643	355,746
Commerce Bancshares, Inc.	12,024	698,114
Cullen/Frost Bankers, Inc.	7,674	744,915
East West Bancorp, Inc.	17,644	846,383
First Financial Bankshares, Inc.	8,250	476,685
First Horizon National Corp.	38,770	542,005
FNB Corp.	39,506	418,764
Fulton Financial Corp.	20,696	320,374
Hancock Whitney Corp.	10,350	418,140
Home BancShares, Inc.	18,907	332,196
International Bancshares Corp.	6,537	248,602
PacWest Bancorp	14,717	553,506
Pinnacle Financial Partners, Inc.	8,864	484,861
Prosperity Bancshares, Inc.	8,024	554,137
Signature Bank	6,712	859,606
Sterling Bancorp	25,913	482,759
Synovus Financial Corp.	19,388	666,172
TCF Financial Corp.	19,977	413,324
Texas Capital Bancshares, Inc. (c)	6,112	333,654
Trustmark Corp.	7,940	267,022
UMB Financial Corp.	5,321	340,757
Umpqua Holdings Corp.	26,764	441,606
United Bankshares, Inc.	12,439	450,789
Valley National Bancorp	40,388	386,917
Webster Financial Corp.	11,193	567,149
Wintrust Financial Corp.	6,895	464,240
		14,544,202

See accompanying notes to investments in securities.

Consumer Finance (0.5%)
Green Dot Corp. - Class A (c)	5,790	$351,164
Navient Corp.	26,511	306,732
SLM Corp.	53,211	527,321
		1,185,217
Insurance (4.4%)
Alleghany Corp. (d)	1,814	1,110,894
American Financial Group, Inc.	8,622	829,523
Brown & Brown, Inc.	28,282	834,602
CNO Financial Group, Inc.	19,579	316,788
First American Financial Corp.	13,572	698,958
Genworth Financial, Inc. - Class A (c)	61,006	233,653
Kemper Corp.	7,352	559,781
Mercury General Corp.	3,220	161,225
Old Republic International Corp.	34,614	724,125
Primerica, Inc.	5,181	632,859
Reinsurance Group of America, Inc.	7,667	1,088,561
RenaissanceRe Holdings, Ltd. (b)	5,142	737,877
The Hanover Insurance Group, Inc.	4,943	564,342
WR Berkley Corp.	11,683	989,784
		9,482,972
Thrifts & Mortgage Finance (0.6%)
LendingTree, Inc. (c)	910	319,920
New York Community Bancorp, Inc.	56,934	658,726
Washington Federal, Inc.	9,853	284,653
		1,263,299
Health Care (9.2%)
Biotechnology (0.8%)
Exelixis, Inc. (c)	36,495	868,581
Ligand Pharmaceuticals, Inc. (c)	2,480	311,761
United Therapeutics Corp. (c)	5,322	624,643
		1,804,985
Health Care Equipment & Supplies (3.6%)
Avanos Medical, Inc. (c)	5,743	245,111
Cantel Medical Corp.	4,362	291,774
Globus Medical, Inc. - Class A (c)	9,185	453,831
Haemonetics Corp. (c)	6,214	543,601
Hill-Rom Holdings, Inc.	8,122	859,795
ICU Medical, Inc. (c)	2,054	491,584
Inogen, Inc. (c)	2,140	204,092
Integra LifeSciences Holdings Corp. (c)	8,552	476,517
LivaNova PLC (b) (c)	5,950	578,637
Masimo Corp. (c)	5,955	823,457
NuVasive, Inc. (c)	6,277	356,471
STERIS PLC (b)	10,353	1,325,495
West Pharmaceutical Services, Inc.	9,005	992,351
		7,642,716
Health Care Providers & Services (2.2%)
Acadia Healthcare Co., Inc. (c)	10,709	313,881
Amedisys, Inc. (c)	3,550	437,573
Chemed Corp.	1,981	634,059
Covetrus, Inc. (c)	11,586	369,014
Encompass Health Corp	12,006	701,150
HealthEquity, Inc. (c)	6,633	490,709
Mednax, Inc. (c)	10,711	291,018
Molina Healthcare, Inc. (c)	7,663	1,087,840
Patterson Cos., Inc.	10,015	218,828
Tenet Healthcare Corp. (c)	10,047	289,755
		4,833,827
Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc. (c)	20,873	199,129
Medidata Solutions, Inc. (c)	7,587	555,672
		754,801
Life Sciences Tools & Services (1.7%)
Bio-Rad Laboratories, Inc. - Class A (c)	2,527	772,453

See accompanying notes to investments in securities.

Bio-Techne Corp.	4,614	$916,110
Charles River Laboratories International, Inc. (c)	5,855	850,439
PRA Health Sciences, Inc. (c)	7,171	790,889
Syneos Health, Inc. (c)	7,335	379,660
		3,709,551
Pharmaceuticals (0.5%)
Catalent, Inc. (c)	17,716	719,092
Mallinckrodt PLC (b) (c)	10,089	219,335
Prestige Consumer Healthcare, Inc. (c)	6,234	186,459
		1,124,886
Industrials (14.6%)
Aerospace & Defense (0.8%)
Curtiss-Wright Corp.	5,213	590,841
Teledyne Technologies, Inc. (c)	4,464	1,058,013
		1,648,854
Air Freight & Logistics (0.3%)
XPO Logistics, Inc. (c)	13,303	714,903

Airlines (0.3%)
JetBlue Airways Corp. (c)	37,344	610,948

Building Products (0.9%)
Lennox International, Inc.	4,437	1,173,143
Resideo Technologies, Inc. (c)	14,900	287,421
Trex Co., Inc. (c)	7,150	439,868
		1,900,432
Commercial Services & Supplies (1.4%)
Clean Harbors, Inc. (c)	6,181	442,127
Deluxe Corp.	5,321	232,634
Healthcare Services Group, Inc.	8,929	294,568
Herman Miller, Inc.	7,085	249,250
HNI Corp.	5,210	189,071
MSA Safety, Inc.	4,283	442,862
Pitney Bowes, Inc.	22,915	157,426
Stericycle, Inc. (c)	10,301	560,581
The Brink’s Co.	6,027	454,496
		3,023,015
Construction & Engineering (1.2%)
AECOM (c)	18,996	563,611
Dycom Industries, Inc. (c)	3,810	175,031
EMCOR Group, Inc.	6,822	498,552
Granite Construction, Inc.	5,627	242,805
KBR, Inc.	17,128	326,974
MasTec, Inc. (c)	7,502	360,846
Valmont Industries, Inc.	2,684	349,189
		2,517,008
Electrical Equipment (1.6%)
Acuity Brands, Inc.	4,820	578,448
Belden, Inc.	4,794	257,438
EnerSys	5,244	341,699
Hubbell, Inc.	6,707	791,292
nVent Electric PLC (b)	19,647	530,076
Regal Beloit Corp.	5,221	427,443
Woodward, Inc.	6,788	644,114
		3,570,510
Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	6,978	855,642

Machinery (4.4%)
AGCO Corp.	7,830	544,577
Colfax Corp. (c)	11,579	343,665
Crane Co.	6,203	524,898
Donaldson Co., Inc.	15,520	776,931
Graco, Inc.	20,138	997,234
IDEX Corp.	9,234	1,401,167
ITT, Inc.	10,626	616,308
Kennametal, Inc.	9,997	367,390

See accompanying notes to investments in securities.

Lincoln Electric Holdings, Inc.	7,704	$646,134
Nordson Corp.	6,254	828,780
Oshkosh Corp.	8,534	641,159
Terex Corp.	7,547	242,485
The Timken Co.	8,307	362,351
The Toro Co.	12,930	890,101
Trinity Industries, Inc.	16,245	353,004
		9,536,184
Marine (0.2%)
Kirby Corp. (c)	6,517	489,492

Professional Services (0.7%)
ASGN, Inc. (c)	6,410	406,971
Insperity, Inc.	4,539	561,293
Manpowergroup, Inc.	7,356	608,267
		1,576,531
Road & Rail (1.7%)
Avis Budget Group, Inc. (c)	7,753	270,270
Genesee & Wyoming, Inc. - Class A (c)	6,857	597,519
Knight-Swift Transportation Holdings, Inc.	15,175	495,919
Landstar System, Inc.	4,887	534,589
Old Dominion Freight Line, Inc.	7,909	1,141,980
Ryder System, Inc.	6,421	398,038
Werner Enterprises, Inc.	5,238	178,878
		3,617,193
Trading Companies & Distributors (0.7%)
GATX Corp.	4,459	340,534
MSC Industrial Direct Co., Inc. - Class A	5,499	454,822
Now, Inc. (c)	13,172	183,881
Watsco, Inc.	3,925	562,099
		1,541,336
Information Technology (15.5%)
Communications Equipment (1.4%)
ARRIS International PLC (b) (c)	19,860	627,775
Ciena Corp. (c)	17,522	654,271
InterDigital, Inc.	3,973	262,139
Lumentum Holdings, Inc. (c)	9,271	524,182
NetScout Systems, Inc. (c)	8,441	236,939
Plantronics, Inc.	3,972	183,149
Viasat, Inc. (c)	6,926	536,765
		3,025,220
Computers & Peripherals (0.2%)
NCR Corp. (c)	14,490	395,432

Electronic Equipment, Instruments & Components (3.2%)
Arrow Electronics, Inc. (c)	10,345	797,186
Avnet, Inc.	13,209	572,874
Cognex Corp.	20,812	1,058,498
Coherent, Inc. (c)	2,976	421,759
Jabil , Inc.	17,152	456,072
Littelfuse, Inc.	3,054	557,294
National Instruments Corp.	13,660	605,957
SYNNEX Corp.	5,002	477,141
Tech Data Corp. (c)	4,558	466,785
Trimble, Inc. (c)	30,607	1,236,523
Vishay Intertechnology, Inc.	16,078	296,960
		6,947,049
Interactive Media & Services (0.7%)
Cars.com, Inc. (c)	7,553	172,208
j2 Global, Inc.	5,628	487,385
LogMeIn, Inc.	6,149	492,535
Yelp, Inc. (c)	9,193	317,158
		1,469,286
IT Services (2.9%)
CACI International, Inc. - Class A (c)	3,100	564,262
CoreLogic, Inc. (c)	9,711	361,832

See accompanying notes to investments in securities.

Leidos Holdings, Inc.	17,806	$1,141,187
LiveRamp Holdings, Inc. (c)	8,325	454,295
MAXIMUS, Inc.	7,766	551,231
Perspecta, Inc.	17,133	346,429
Sabre Corp.	33,457	715,645
Science Applications International Corp.	6,215	478,244
Teradata Corp. (c)	14,290	623,759
WEX, Inc. (c)	5,277	1,013,131
		6,250,015
Office Electronics (0.6%)
Zebra Technologies Corp. - Class A (c)	6,551	1,372,631

Semiconductors & Semiconductor Equipment (3.3%)
Cirrus Logic, Inc. (c)	7,205	303,114
Cree, Inc. (c)	12,526	716,738
Cypress Semiconductor Corp.	44,330	661,403
First Solar, Inc. (c)	9,139	482,905
Integrated Device Technology, Inc. (c)	15,638	766,106
MKS Instruments, Inc.	6,550	609,477
Monolithic Power Systems, Inc.	4,804	650,894
Silicon Laboratories, Inc. (c)	5,273	426,375
Synaptics, Inc. (c)	4,135	164,366
Teradyne, Inc.	21,152	842,696
Universal Display Corp.	5,200	794,820
Versum Materials, Inc.	13,241	666,155
		7,085,049
Software (3.2%)
ACI Worldwide, Inc. (c)	14,075	462,645
Blackbaud, Inc.	5,931	472,879
CDK Global, Inc.	15,193	893,652
Commvault Systems, Inc. (c)	4,704	304,537
Fair Isaac Corp. (c)	3,569	969,447
Manhattan Associates, Inc. (c)	7,852	432,724
PTC, Inc. (c)	12,986	1,197,050
The Ultimate Software Group, Inc. (c)	3,921	1,294,440
Tyler Technologies, Inc. (c)	4,733	967,425
		6,994,799
Materials (6.5%)
Chemicals (2.6%)
Ashland Global Holdings, Inc.	7,644	597,226
Cabot Corp.	7,231	301,026
Ingevity Corp. (c)	5,070	535,443
Minerals Technologies, Inc.	4,286	251,974
NewMarket Corp.	1,094	474,315
Olin Corp.	20,088	464,836
PolyOne Corp.	9,468	277,507
RPM International, Inc.	16,038	930,845
Sensient Technologies Corp.	5,154	349,390
The Chemours Co.	20,349	756,169
The Scotts Miracle-Gro Co.	4,792	376,555
Valvoline, Inc.	22,882	424,690
		5,739,976
Construction Materials (0.2%)
Eagle Materials, Inc.	5,592	471,406

Containers & Packaging (1.4%)
Aptargroup, Inc.	7,714	820,692
Bemis Co., Inc.	11,045	612,777
Greif, Inc. - Class A	3,121	128,741
Owens-Illinois, Inc.	18,715	355,211
Silgan Holdings, Inc.	9,381	277,959
Sonoco Products Co.	12,096	744,267
		2,939,647
Metals & Mining (1.9%)
Allegheny Technologies, Inc. (c)	15,290	390,965
Carpenter Technology Corp.	5,766	264,371
Commercial Metals Co.	14,328	244,722

See accompanying notes to investments in securities.

Compass Minerals International, Inc.	4,027	$218,948
Reliance Steel & Aluminum Co.	8,172	737,605
Royal Gold, Inc.	8,021	729,350
Steel Dynamics, Inc.	27,937	985,338
United States Steel Corp.	21,103	411,297
Worthington Industries, Inc.	4,746	177,121
		4,159,717
Paper & Forest Products (0.4%)
Domtar Corp.	7,601	377,389
Louisiana-Pacific Corp.	16,494	402,124
		779,513
Real Estate (9.6%)
Diversified REITs (0.1%)
Alexander & Baldwin, Inc.	8,190	208,354

Health Care REITs (1.2%)
Healthcare Realty Trust, Inc.	15,234	489,164
Medical Properties Trust, Inc.	46,426	859,345
Omega Healthcare Investors, Inc.	24,880	949,172
Senior Housing Properties Trust	28,900	340,442
		2,638,123
Hotels & Resort REITs (0.5%)
Hospitality Properties Trust	20,026	526,884
Pebblebrook Hotel Trust	15,900	493,854
		1,020,738
Industrial REITs (0.7%)
First Industrial Realty Trust, Inc.	15,327	541,963
Liberty Property Trust	18,000	871,560
		1,413,523
Office REITs (1.8%)
Corporate Office Properties Trust	13,433	366,721
Cousins Properties, Inc.	51,214	494,727
Douglas Emmett, Inc.	19,651	794,293
Highwoods Properties, Inc.	12,568	587,931
JBG SMITH Properties	13,441	555,785
Kilroy Realty Corp.	12,284	933,093
Mack-Cali Realty Corp.	10,958	243,268
		3,975,818
Real Estate Management & Development (0.5%)
Jones Lang LaSalle, Inc.	5,576	859,708
Realogy Holdings Corp.	13,825	157,605
		1,017,313
Residential REITs (0.9%)
American Campus Communities, Inc.	16,679	793,587
Camden Property Trust	11,773	1,194,959
		1,988,546
Retail REITs (1.4%)
Brixmor Property Group, Inc.	36,382	668,337
National Retail Properties, Inc.	19,689	1,090,574
Tanger Factory Outlet Centers, Inc.	11,399	239,151
Taubman Centers, Inc.	7,368	389,620
Urban Edge Properties	13,862	263,378
Weingarten Realty Investors	14,485	425,424
		3,076,484
Specialized REITs (2.5%)
CoreCivic, Inc.	14,418	280,430
CoreSite Realty Corp.	4,494	480,948
CyrusOne, Inc.	13,188	691,579
EPR Properties	9,104	700,098
Lamar Advertising Co. - Class A	10,345	819,945
Life Storage, Inc.	5,631	547,727
PotlatchDeltic Corp.	8,203	309,991
Rayonier, Inc.	15,752	496,503
Sabra Health Care REIT, Inc.	21,631	421,156
The GEO Group, Inc.	14,707	282,374

See accompanying notes to investments in securities.

Uniti Group, Inc.	21,760	$243,494
		5,274,245
Utilities (4.4%)
Electric Utilities (1.0%)
ALLETE, Inc.	6,272	515,747
Hawaiian Electric Industries, Inc.	13,232	539,469
IDACORP, Inc.	6,106	607,791
PNM Resources, Inc.	9,653	456,973
		2,119,980
Gas Utilities (1.8%)
National Fuel Gas Co.	10,424	635,447
New Jersey Resources Corp.	10,804	537,931
ONE GAS, Inc.	6,437	573,086
Southwest Gas Holdings, Inc.	6,500	534,690
Spire, Inc.	6,150	506,084
UGI Corp.	21,089	1,168,752
		3,955,990
Multi-Utilities (1.2%)
Black Hills Corp.	6,560	485,899
MDU Resources Group, Inc.	23,802	614,806
NorthWestern Corp.	6,149	432,951
OGE Energy Corp.	24,257	1,045,962
		2,579,618
Water Utilities (0.4%)
Aqua America, Inc.	21,685	790,202
Total common stocks (cost: $154,512,677)		204,436,824

Short-Term Securities (5.5%)
Investment Companies (5.5%)
State Street Institutional U.S. Government Money Market Fund, current rate 2.390%	11,822,345	11,822,345
Total short-term securities (cost: $11,822,345)		11,822,345
Total investments in securities (cost: $166,335,022) (e)		216,259,169
Liabilities in excess of cash and other assets (-0.2%)		(400,169)
Total net assets (100.0%)		$215,859,000

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Foreign security: The Fund held 3.2% of net assets in foreign securities at March 31, 2019.

(c)          Non-income producing security.

(d)         Fully pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2019,  securities with an aggregate market value of $1,110,894 has been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P Mid 400® E-Mini Index Future	June 2019	61	Long	$11,713,768	$11,596,100	$(117,668)

(e)          At March 31, 2019 the cost of investments for federal income tax purposes was $166,470,468. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$63,782,619
Gross unrealized depreciation	(14,111,586)
Net unrealized appreciation	$49,671,033

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities

March 31, 2019

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.0%)
Communication Services (2.1%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	271,593	$8,517,157
CenturyLink, Inc.	35,455	425,105
Verizon Communications, Inc.	154,054	9,109,213
		18,051,475
Media (0.1%)
Fox Corp. - Class A (b)	13,049	479,029
Fox Corp. - Class B (b)	5,997	215,172
		694,201
Consumer Discretionary (12.6%)
Auto Components (0.1%)
Aptiv PLC (c)	9,687	770,020
BorgWarner, Inc.	7,657	294,105
		1,064,125
Automobiles (0.4%)
Ford Motor Co.	145,691	1,279,167
General Motors Co.	48,871	1,813,114
Harley-Davidson, Inc.	5,916	210,965
		3,303,246
Distributors (0.1%)
Genuine Parts Co.	5,445	610,003
LKQ Corp. (b)	11,713	332,415
		942,418
Diversified Consumer Services (0.0%)
H&R Block, Inc.	7,662	183,428

Hotels & Resort REITs (0.1%)
Hilton Worldwide Holdings, Inc.	10,874	903,738

Hotels, Restaurants & Leisure (1.7%)
Carnival Corp. (c)	14,840	752,685
Chipotle Mexican Grill, Inc. (b)	944	670,533
Darden Restaurants, Inc.	4,558	553,660
Marriott International, Inc. - Class A	10,494	1,312,695
McDonald’s Corp.	28,572	5,425,823
MGM Resorts International	19,017	487,976
Norwegian Cruise Line Holdings, Ltd. (b) (c)	8,057	442,813
Royal Caribbean Cruises, Ltd. (c)	6,365	729,556
Starbucks Corp.	46,365	3,446,774
Wynn Resorts, Ltd.	3,631	433,251
Yum! Brands, Inc.	11,424	1,140,229
		15,395,995
Household Durables (0.3%)
DR Horton, Inc.	12,611	521,843
Garmin, Ltd. (c)	4,520	390,302
Leggett & Platt, Inc.	4,796	202,487
Lennar Corp. - Class A	10,661	523,348
Mohawk Industries, Inc. (b)	2,280	287,622
Newell Brands, Inc.	14,502	222,461
PulteGroup, Inc.	9,476	264,949
Whirlpool Corp.	2,338	310,697
		2,723,709
Internet & Catalog Retail (4.1%)
Amazon.com, Inc. (b)	15,384	27,395,058
Booking Holdings, Inc. (b)	1,677	2,926,214
Expedia Group, Inc.	4,315	513,485
Netflix, Inc. (b)	16,278	5,804,084
TripAdvisor, Inc. (b)	3,831	197,105
		36,835,946

See accompanying notes to investments in securities.

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	4,237	$360,230
Mattel, Inc. (b)	12,781	166,153
		526,383
Media (2.1%)
CBS Corp. - Class B	12,962	616,084
Charter Communications, Inc. - Class A (b)	6,531	2,265,669
Comcast Corp. - Class A	168,390	6,732,232
Discovery, Inc. - Class A (b)	5,854	158,175
Discovery, Inc. - Class C (b)	13,438	341,594
DISH Network Corp. - Class A (b)	8,554	271,076
News Corp. - Class A	14,366	178,713
News Corp. - Class B	4,614	57,629
Omnicom Group, Inc.	8,339	608,664
The Interpublic Group of Cos., Inc.	14,350	301,493
The Walt Disney Co.	66,498	7,383,326
Viacom, Inc. - Class B	13,184	370,075
		19,284,730
Multiline Retail (0.5%)
Dollar General Corp.	9,743	1,162,340
Dollar Tree, Inc. (b)	8,802	924,562
Kohl’s Corp.	6,156	423,348
Macy’s, Inc.	11,464	275,480
Nordstrom, Inc.	4,157	184,488
Target Corp.	19,455	1,561,458
		4,531,676
Specialty Retail (2.3%)
Advance Auto Parts, Inc.	2,653	452,416
AutoZone, Inc. (b)	935	957,552
Best Buy Co., Inc.	8,677	616,588
CarMax, Inc. (b)	6,341	442,602
Foot Locker, Inc.	4,180	253,308
L Brands, Inc.	8,513	234,789
Lowe’s Cos., Inc.	29,864	3,269,212
O’Reilly Automotive, Inc. (b)	2,978	1,156,357
Ross Stores, Inc.	13,738	1,279,008
The Gap, Inc.	7,888	206,508
The Home Depot, Inc.	42,112	8,080,872
The TJX Cos., Inc.	46,139	2,455,056
Tiffany & Co.	4,046	427,055
Tractor Supply Co.	4,530	442,853
Ulta Salon Cosmetics & Fragrance, Inc. (b)	2,118	738,610
		21,012,786
Textiles, Apparel & Luxury Goods (0.8%)
Capri Holdings, Ltd. (b) (c)	5,690	260,317
Hanesbrands, Inc.	13,475	240,933
NIKE, Inc. - Class B	46,931	3,952,060
PVH Corp.	2,790	340,240
Ralph Lauren Corp.	1,933	250,671
Tapestry, Inc.	10,740	348,943
Under Armour, Inc. - Class A (b)	6,953	146,986
Under Armour, Inc. - Class C (b)	7,178	135,449
VF Corp.	12,094	1,051,090
		6,726,689
Consumer Staples (7.5%)
Beverages (1.8%)
Brown-Forman Corp. - Class B	6,159	325,072
Constellation Brands, Inc. - Class A	6,214	1,089,501
Molson Coors Brewing Co. - Class B	6,920	412,778
Monster Beverage Corp. (b)	14,575	795,503
PepsiCo, Inc.	52,316	6,411,326
The Coca-Cola Co.	143,458	6,722,442
		15,756,622
Food & Staples Retailing (1.7%)
Costco Wholesale Corp.	16,423	3,976,665
CVS Health Corp.	48,359	2,608,001

See accompanying notes to investments in securities.

Sysco Corp.	17,560	$1,172,306
The Kroger Co.	29,742	731,653
Walgreens Boots Alliance, Inc.	29,898	1,891,646
Walmart, Inc.	53,075	5,176,405
		15,556,676
Food Products (1.1%)
Archer-Daniels-Midland Co.	20,881	900,598
Campbell Soup Co.	7,095	270,532
Conagra Brands, Inc.	18,105	502,233
General Mills, Inc.	22,248	1,151,334
Hormel Foods Corp.	10,165	454,985
Kellogg Co.	9,347	536,331
Lamb Weston Holdings, Inc.	5,430	406,924
McCormick & Co., Inc.	4,573	688,831
Mondelez International, Inc. - Class A	53,782	2,684,798
The Hershey Co.	5,180	594,819
The JM Smucker Co.	4,172	486,038
The Kraft Heinz Co.	23,186	757,023
Tyson Foods, Inc. - Class A	11,008	764,285
		10,198,731
Household Products (1.7%)
Church & Dwight Co., Inc.	9,092	647,623
Clorox Co.	4,733	759,457
Colgate-Palmolive Co.	32,028	2,195,199
Kimberly-Clark Corp.	12,812	1,587,407
The Procter & Gamble Co.	93,267	9,704,432
		14,894,118
Personal Care (0.2%)
The Estee Lauder Cos., Inc. - Class A	8,150	1,349,232

Personal Products (0.0%)
Coty, Inc. - Class A	16,805	193,258

Tobacco (1.0%)
Altria Group, Inc.	69,884	4,013,438
Philip Morris International, Inc.	57,957	5,122,819
		9,136,257
Energy (5.2%)
Energy Equipment & Services (0.5%)
Baker Hughes a GE Co.	19,140	530,561
Halliburton Co.	32,468	951,312
Helmerich & Payne, Inc.	4,036	224,240
National Oilwell Varco, Inc.	14,295	380,819
Schlumberger, Ltd. (c)	51,673	2,251,392
TechnipFMC PLC (c)	15,767	370,840
		4,709,164
Oil, Gas & Consumable Fuels (4.7%)
Anadarko Petroleum Corp.	18,589	845,428
Apache Corp.	13,966	484,062
Cabot Oil & Gas Corp.	15,784	411,962
Chevron Corp.	70,818	8,723,361
Cimarex Energy Co.	3,782	264,362
Concho Resources, Inc.	7,438	825,320
ConocoPhillips	42,294	2,822,702
Devon Energy Corp.	16,307	514,649
Diamondback Energy, Inc.	5,730	581,767
EOG Resources, Inc.	21,626	2,058,363
Exxon Mobil Corp.	157,969	12,763,895
Hess Corp.	9,490	571,583
HollyFrontier Corp.	5,808	286,160
Kinder Morgan, Inc.	72,580	1,452,326
Marathon Oil Corp.	30,516	509,922
Marathon Petroleum Corp.	25,114	1,503,073
Noble Energy, Inc.	18,029	445,857
Occidental Petroleum Corp.	27,883	1,845,855
Phillips 66	15,623	1,486,841
Pioneer Natural Resources Co.	6,315	961,648

See accompanying notes to investments in securities.

The Williams Cos., Inc.	45,149	$1,296,679
Valero Energy Corp.	15,570	1,320,803
		41,976,618
Financial (12.4%)
Capital Markets (2.6%)
Affiliated Managers Group, Inc.	1,869	200,189
Ameriprise Financial, Inc.	5,052	647,161
BlackRock, Inc.	4,564	1,950,517
CBOE Global Markets, Inc.	4,142	395,312
CME Group, Inc.	13,360	2,198,789
E*Trade Financial Corp.	9,183	426,367
Franklin Resources, Inc.	10,929	362,187
Intercontinental Exchange, Inc.	21,110	1,607,315
Invesco, Ltd. (c)	14,804	285,865
Moody’s Corp.	6,240	1,130,002
Morgan Stanley	48,352	2,040,454
MSCI, Inc.	3,144	625,153
Nasdaq, Inc.	4,317	377,694
Northern Trust Corp.	8,092	731,598
Raymond James Financial, Inc.	4,651	373,987
S&P Global, Inc.	9,241	1,945,692
State Street Corp.	14,117	929,040
T Rowe Price Group, Inc.	8,799	880,956
The Bank of New York Mellon Corp.	32,751	1,651,633
The Charles Schwab Corp.	44,228	1,891,189
The Goldman Sachs Group, Inc.	12,821	2,461,504
		23,112,604
Commercial Banks (5.3%)
Bank of America Corp.	334,902	9,239,946
BB&T Corp.	28,461	1,324,290
Citigroup, Inc.	87,672	5,454,952
Citizens Financial Group, Inc.	17,164	557,830
Comerica, Inc.	5,892	432,001
Fifth Third Bancorp	28,671	723,083
First Republic Bank	6,080	610,797
Huntington Bancshares, Inc.	39,028	494,875
JPMorgan Chase & Co.	122,074	12,357,551
KeyCorp	37,610	592,358
M&T Bank Corp.	5,202	816,818
People’s United Financial, Inc.	14,658	240,978
Regions Financial Corp.	37,943	536,893
SunTrust Banks, Inc.	16,525	979,106
SVB Financial Group (b)	1,993	443,163
The PNC Financial Services Group, Inc.	16,912	2,074,426
US Bancorp	56,095	2,703,218
Wells Fargo & Co.	152,655	7,376,290
Zions Bancorp NA	6,940	315,145
		47,273,720
Consumer Finance (0.6%)
American Express Co.	25,783	2,818,082
Capital One Financial Corp.	17,444	1,425,000
Discover Financial Services	12,243	871,212
Synchrony Financial	24,348	776,701
		5,890,995
Diversified Financial Services (0.0%)
Jefferies Financial Group, Inc.	9,768	183,541

Insurance (3.9%)
Aflac, Inc.	27,974	1,398,700
American International Group, Inc.	32,417	1,395,876
Aon PLC (c)	8,912	1,521,278
Arthur J Gallagher & Co.	6,775	529,128
Assurant, Inc.	2,290	217,344
Berkshire Hathaway, Inc. - Class B (b)	72,499	14,564,324
Brighthouse Financial, Inc. (b)	4,306	156,265
Chubb, Ltd. (c)	17,079	2,392,426
Cincinnati Financial Corp.	5,564	477,948
Everest Re Group, Ltd. (c)	1,552	335,170

See accompanying notes to investments in securities.

Hartford Financial Services Group, Inc.	13,402	$666,348
Lincoln National Corp.	7,616	447,059
Loews Corp.	10,127	485,387
Marsh & McLennan Cos., Inc.	18,832	1,768,325
MetLife, Inc.	35,690	1,519,323
Principal Financial Group, Inc.	9,635	483,581
Prudential Financial, Inc.	15,207	1,397,219
The Allstate Corp.	12,376	1,165,572
The Progressive Corp.	21,769	1,569,327
The Travelers Cos., Inc.	9,817	1,346,500
Torchmark Corp.	3,694	302,723
Unum Group	7,922	268,001
Willis Towers Watson PLC (c)	4,851	852,078
		35,259,902
Health Care (14.0%)
Biotechnology (2.3%)
AbbVie, Inc.	54,995	4,432,047
Alexion Pharmaceuticals, Inc. (b)	8,337	1,126,996
Amgen, Inc.	23,201	4,407,726
Biogen, Inc. (b)	7,334	1,733,611
Celgene Corp. (b)	26,186	2,470,387
Gilead Sciences, Inc.	47,555	3,091,551
Incyte Corp. (b)	6,623	569,644
Regeneron Pharmaceuticals, Inc. (b)	2,985	1,225,701
Vertex Pharmaceuticals, Inc. (b)	9,492	1,746,053
		20,803,716
Health Care Equipment & Supplies (3.5%)
Abbott Laboratories	65,481	5,234,551
ABIOMED, Inc. (b)	1,680	479,791
Align Technology, Inc. (b)	2,714	771,672
Baxter International, Inc.	17,771	1,444,960
Becton Dickinson and Co.	10,038	2,506,790
Boston Scientific Corp. (b)	51,673	1,983,210
Danaher Corp.	23,425	3,092,569
Dentsply Sirona, Inc.	8,297	411,448
Edwards Lifesciences Corp. (b)	7,777	1,487,973
Hologic, Inc. (b)	9,984	483,226
IDEXX Laboratories, Inc. (b)	3,183	711,719
Intuitive Surgical, Inc. (b)	4,309	2,458,629
Medtronic PLC (c)	50,002	4,554,182
ResMed, Inc.	5,360	557,279
Stryker Corp.	11,529	2,277,208
Teleflex, Inc.	1,700	513,672
The Cooper Cos., Inc.	1,840	544,953
Varian Medical Systems, Inc. (b)	3,327	471,502
Zimmer Biomet Holdings, Inc.	7,629	974,223
		30,959,557
Health Care Providers & Services (2.4%)
AmerisourceBergen Corp.	5,812	462,170
Anthem, Inc.	9,586	2,750,990
Cardinal Health, Inc.	11,042	531,672
Centene Corp. (b)	15,404	817,952
Cigna Corp.	14,221	2,287,021
DaVita, Inc. (b)	4,714	255,923
HCA Healthcare, Inc.	9,925	1,294,022
Henry Schein, Inc. (b)	5,591	336,075
Humana, Inc.	5,089	1,353,674
Laboratory Corp. of America Holdings (b)	3,676	562,354
McKesson Corp.	7,141	835,925
Quest Diagnostics, Inc.	4,967	446,633
UnitedHealth Group, Inc.	35,775	8,845,727
Universal Health Services, Inc. - Class B	3,114	416,560
WellCare Health Plans, Inc. (b)	1,830	493,643
		21,690,341
Health Care Technology (0.1%)
Cerner Corp. (b)	12,019	687,607

See accompanying notes to investments in securities.

Life Sciences Tools & Services (1.0%)
Agilent Technologies, Inc.	11,841	$951,780
Illumina, Inc. (b)	5,460	1,696,367
IQVIA Holdings, Inc. (b)	5,872	844,687
Mettler-Toledo International, Inc. (b)	927	670,221
PerkinElmer, Inc.	4,091	394,209
Thermo Fisher Scientific, Inc.	15,060	4,122,223
Waters Corp. (b)	2,666	671,059
		9,350,546
Pharmaceuticals (4.7%)
Allergan PLC (c)	11,651	1,705,823
Bristol-Myers Squibb Co.	60,871	2,904,155
Eli Lilly & Co.	32,167	4,173,990
Johnson & Johnson	99,290	13,879,749
Merck & Co., Inc.	96,236	8,003,948
Mylan NV (b) (c)	19,224	544,808
Nektar Therapeutics (b)	6,405	215,208
Perrigo Co. PLC (c)	4,575	220,332
Pfizer, Inc.	206,989	8,790,823
Zoetis, Inc.	17,795	1,791,423
		42,230,259
Industrials (9.2%)
Aerospace & Defense (2.4%)
Arconic, Inc.	16,091	307,499
General Dynamics Corp.	10,102	1,710,067
Huntington Ingalls Industries, Inc.	1,600	331,520
L3 Technologies, Inc.	2,935	605,696
Lockheed Martin Corp.	9,202	2,762,072
Northrop Grumman Corp.	6,329	1,706,298
Raytheon Co.	10,495	1,910,930
The Boeing Co.	19,574	7,465,915
TransDigm Group, Inc. (b)	1,894	859,857
United Technologies Corp.	30,221	3,895,185
		21,555,039
Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	5,077	441,648
Expeditors International of Washington, Inc.	6,355	482,344
FedEx Corp.	8,936	1,621,080
United Parcel Service, Inc. - Class B	25,948	2,899,430
		5,444,502
Airlines (0.4%)
Alaska Air Group, Inc.	4,500	252,540
American Airlines Group, Inc.	14,900	473,224
Delta Air Lines, Inc.	23,023	1,189,138
Southwest Airlines Co.	18,545	962,671
United Continental Holdings, Inc. (b)	8,304	662,493
		3,540,066
Building Products (0.3%)
Allegion PLC (c)	3,491	316,669
AO Smith Corp.	5,260	280,463
Fortune Brands Home & Security, Inc.	5,189	247,048
Johnson Controls International PLC (c)	34,028	1,256,994
Masco Corp.	10,979	431,585
		2,532,759
Commercial Services & Supplies (0.4%)
Avery Dennison Corp.	3,111	351,543
Cintas Corp.	3,174	641,497
Copart, Inc. (b)	7,487	453,637
Republic Services, Inc.	7,996	642,718
Rollins, Inc.	5,495	228,702
Waste Management, Inc.	14,537	1,510,540
		3,828,637
Construction & Engineering (0.1%)
Fluor Corp.	5,202	191,434
Jacobs Engineering Group, Inc.	4,292	322,715

See accompanying notes to investments in securities.

Quanta Services, Inc.	5,270	$198,890
		713,039

Electrical Equipment (0.5%)
AMETEK, Inc.	8,421	698,690
Eaton Corp. PLC (c)	15,793	1,272,284
Emerson Electric Co.	22,915	1,568,990
Rockwell Automation, Inc.	4,473	784,833
		4,324,797
Industrial Conglomerates (1.5%)
3M Co.	21,468	4,460,621
General Electric Co.	324,553	3,242,285
Honeywell International, Inc.	27,183	4,319,922
Roper Technologies, Inc.	3,874	1,324,792
Textron, Inc.	8,749	443,224
		13,790,844
Machinery (1.6%)
Caterpillar, Inc.	21,458	2,907,344
Cummins, Inc.	5,375	848,551
Deere & Co.	11,847	1,893,625
Dover Corp.	5,385	505,113
Flowserve Corp.	4,829	217,981
Fortive Corp.	10,892	913,730
Illinois Tool Works, Inc.	11,214	1,609,545
Ingersoll-Rand PLC (c)	9,011	972,738
PACCAR, Inc.	12,919	880,301
Parker Hannifin Corp.	4,791	822,231
Pentair PLC (c)	5,793	257,846
Snap-On, Inc.	2,043	319,770
Stanley Black & Decker, Inc.	5,583	760,237
Wabtec Corp.	5,191	382,681
Xylem, Inc.	6,616	522,929
		13,814,622
Professional Services (0.3%)
Equifax, Inc.	4,436	525,666
IHS Markit, Ltd. (b) (c)	13,550	736,849
Nielsen Holdings PLC (c)	13,252	313,675
Robert Half International, Inc.	4,368	284,619
United Rentals, Inc. (b)	2,973	339,665
Verisk Analytics, Inc.	6,117	813,561
		3,014,035
Road & Rail (1.0%)
CSX Corp.	28,888	2,161,400
JB Hunt Transport Services, Inc.	3,190	323,115
Kansas City Southern	3,786	439,101
Norfolk Southern Corp.	9,972	1,863,667
Union Pacific Corp.	26,951	4,506,207
		9,293,490

Trading Companies & Distributors (0.1%)
Fastenal Co.	10,668	686,059
WW Grainger, Inc.	1,689	508,271
		1,194,330

Information Technology (26.0%)
Communications Equipment (1.3%)
Arista Networks, Inc. (b)	2,018	634,580
Cisco Systems, Inc.	164,121	8,860,893
F5 Networks, Inc. (b)	2,260	354,662
Harris Corp.	4,364	696,975
Juniper Networks, Inc.	12,971	343,342
Motorola Solutions, Inc.	6,110	857,966
		11,748,418

Computers & Peripherals (3.7%)
Apple, Inc. (d)	166,983	31,718,421
NetApp, Inc.	9,208	638,483

See accompanying notes to investments in securities.

Western Digital Corp.	10,843	$521,114
		32,878,018
Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp. - Class A	11,055	1,044,034
Corning, Inc.	29,332	970,889
FLIR Systems, Inc.	5,029	239,280
IPG Photonics Corp. (b)	1,326	201,260
Keysight Technologies, Inc. (b)	6,999	610,313
Seagate Technology PLC (c)	9,506	455,243
TE Connectivity, Ltd. (c)	12,613	1,018,500
		4,539,519
Interactive Media & Services (4.9%)
Akamai Technologies, Inc. (b)	6,036	432,841
Alphabet, Inc. - Class A (b)	11,202	13,183,522
Alphabet, Inc. - Class C (b)	11,498	13,490,718
eBay, Inc.	32,063	1,190,820
Facebook, Inc. - Class A (b)	88,940	14,825,409
Twitter, Inc. (b)	27,160	893,021
		44,016,331
IT Services (5.0%)
Accenture PLC - Class A (c)	23,766	4,183,291
Alliance Data Systems Corp.	1,716	300,266
Automatic Data Processing, Inc.	16,270	2,598,970
Broadridge Financial Solutions, Inc.	4,320	447,941
Cognizant Technology Solutions Corp. - Class A	21,350	1,546,807
DXC Technology Co.	10,002	643,229
Fidelity National Information Services, Inc.	12,012	1,358,557
Fiserv, Inc. (b)	14,599	1,288,800
FleetCor Technologies, Inc. (b)	3,260	803,883
Gartner, Inc. (b)	3,310	502,061
Global Payments, Inc.	5,875	802,055
International Business Machines Corp.	33,177	4,681,275
Jack Henry & Associates, Inc.	2,870	398,184
Mastercard, Inc. - Class A	33,676	7,929,014
Paychex, Inc.	11,915	955,583
PayPal Holdings, Inc. (b)	43,673	4,535,004
The Western Union Co.	16,251	300,156
Total System Services, Inc.	6,038	573,670
VeriSign, Inc. (b)	3,885	705,361
Visa, Inc. - Class A	65,252	10,191,710
		44,745,817

Office Electronics (0.0%)
Xerox Corp.	7,451	238,283

Semiconductors & Semiconductor Equipment (3.8%)
Advanced Micro Devices, Inc. (b)	32,847	838,255
Analog Devices, Inc.	13,704	1,442,620
Applied Materials, Inc.	35,396	1,403,805
Broadcom, Inc.	14,768	4,440,885
Intel Corp.	167,662	9,003,449
KLA-Tencor Corp.	6,119	730,670
Lam Research Corp.	5,651	1,011,586
Maxim Integrated Products, Inc.	10,120	538,080
Microchip Technology, Inc.	8,765	727,144
Micron Technology, Inc. (b)	41,796	1,727,429
NVIDIA Corp.	22,582	4,054,824
Qorvo, Inc. (b)	4,537	325,439
QUALCOMM, Inc.	45,124	2,573,422
Skyworks Solutions, Inc.	6,447	531,749
Texas Instruments, Inc.	34,989	3,711,283
Xilinx, Inc.	9,393	1,190,939
		34,251,579
Software (6.6%)
Activision Blizzard, Inc.	28,478	1,296,603
Adobe, Inc. (b)	18,186	4,846,387
ANSYS, Inc. (b)	3,130	571,882
Autodesk, Inc. (b)	8,119	1,265,103

See accompanying notes to investments in securities.

Cadence Design Systems, Inc. (b)	10,354	$657,583
Citrix Systems, Inc.	4,665	464,914
Electronic Arts, Inc. (b)	11,097	1,127,788
Fortinet, Inc. (b)	5,340	448,400
Intuit, Inc.	9,707	2,537,507
Microsoft Corp.	286,045	33,736,147
Oracle Corp.	95,002	5,102,557
Red Hat, Inc. (b)	6,644	1,213,859
Salesforce.com, Inc. (b)	28,522	4,517,029
Symantec Corp.	23,832	547,898
Synopsys, Inc. (b)	5,580	642,537
Take-Two Interactive Software, Inc. (b)	4,211	397,392
		59,373,586

Technology Hardware Storage & Peripherals (0.2%)
Hewlett Packard Enterprise Co.	51,337	792,130
HP, Inc.	57,173	1,110,871
		1,903,001

Materials (2.6%)
Chemicals (2.0%)
Air Products & Chemicals, Inc.	8,190	1,563,962
Albemarle Corp.	3,928	322,017
Celanese Corp.	4,776	470,961
CF Industries Holdings, Inc.	8,310	339,713
DowDuPont, Inc.	84,064	4,481,452
Eastman Chemical Co.	5,147	390,554
Ecolab, Inc.	9,442	1,666,891
FMC Corp.	5,020	385,636
International Flavors & Fragrances, Inc.	3,754	483,478
Linde PLC (c)	20,545	3,614,482
LyondellBasell Industries NV - Class A (c)	11,347	954,056
PPG Industries, Inc.	8,788	991,902
The Mosaic Co.	13,221	361,066
The Sherwin-Williams Co.	3,116	1,342,092
		17,368,262
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	2,322	467,140
Vulcan Materials Co.	4,892	579,213
		1,046,353
Containers & Packaging (0.3%)
Ball Corp.	12,465	721,225
International Paper Co.	14,911	689,932
Packaging Corp. of America	3,460	343,855
Sealed Air Corp.	5,798	267,056
WestRock Co.	9,521	365,130
		2,387,198
Metals & Mining (0.2%)
Freeport-McMoRan, Inc.	54,024	696,369
Newmont Mining Corp.	19,859	710,356
Nucor Corp.	11,385	664,315
		2,071,040
Real Estate (3.0%)
Health Care REITs (0.3%)
HCP, Inc.	17,812	557,516
Ventas, Inc.	13,201	842,356
Welltower, Inc.	14,404	1,117,750
		2,517,622

Hotels & Resort REITs (0.1%)
Host Hotels & Resorts, Inc.	27,607	521,772

Industrial REITs (0.2%)
Duke Realty Corp.	13,393	409,558
ProLogis, Inc.	23,501	1,690,897
		2,100,455

See accompanying notes to investments in securities.

Office REITs (0.2%)
Alexandria Real Estate Equities, Inc.	4,203	$599,180
Boston Properties, Inc.	5,750	769,810
SL Green Realty Corp.	3,104	279,112
Vornado Realty Trust	6,399	431,548
		2,079,650

Real Estate Services (0.1%)
CBRE Group, Inc. - Class A (b)	11,636	575,400

Residential REITs (0.4%)
Apartment Investment & Management Co. - Class A	5,958	299,628
AvalonBay Communities, Inc.	5,125	1,028,741
Equity Residential	13,792	1,038,813
Essex Property Trust, Inc.	2,490	720,208
Mid-America Apartment Communities, Inc.	4,190	458,093
UDR, Inc.	10,212	464,237
		4,009,720

Retail REITs (0.5%)
Federal Realty Investment Trust	2,800	385,980
Kimco Realty Corp.	15,710	290,635
Realty Income Corp.	11,326	833,141
Regency Centers Corp.	6,192	417,898
Simon Property Group, Inc.	11,484	2,092,500
The Macerich Co.	3,895	168,848
		4,189,002
Specialized REITs (1.2%)
American Tower Corp.	16,473	3,246,169
Crown Castle International Corp.	15,507	1,984,896
Digital Realty Trust, Inc.	7,748	922,012
Equinix, Inc.	3,149	1,427,001
Extra Space Storage, Inc.	4,746	483,665
Iron Mountain, Inc.	10,676	378,571
Public Storage	5,611	1,221,964
SBA Communications Corp. (b)	4,190	836,575
Weyerhaeuser Co.	27,767	731,383
		11,232,236
Utilities (3.4%)
Electric Utilities (2.0%)
Alliant Energy Corp.	8,744	412,105
American Electric Power Co., Inc.	18,391	1,540,246
Duke Energy Corp.	27,105	2,439,450
Edison International	12,147	752,142
Entergy Corp.	7,068	675,913
Evergy, Inc.	9,493	551,069
Eversource Energy	11,818	838,487
Exelon Corp.	36,155	1,812,450
FirstEnergy Corp.	18,777	781,311
NextEra Energy, Inc.	17,828	3,446,509
Pinnacle West Capital Corp.	4,150	396,657
PPL Corp.	26,878	853,108
The Southern Co.	38,571	1,993,349
Xcel Energy, Inc.	19,171	1,077,602
		17,570,398
Gas Utilities (0.1%)
Atmos Energy Corp.	4,358	448,569
ONEOK, Inc.	15,346	1,071,765
		1,520,334
Independent Power Producers & Energy Traders (0.1%)
AES Corp.	24,692	446,431
NRG Energy, Inc.	10,476	445,021
		891,452
Multi-Utilities (1.1%)
Ameren Corp.	9,120	670,776
CenterPoint Energy, Inc.	18,686	573,660
CMS Energy Corp.	10,566	586,835

See accompanying notes to investments in securities.

Consolidated Edison, Inc.	11,970	$1,015,176
Dominion Energy, Inc.	29,801	2,284,545
DTE Energy Co.	6,720	838,253
NiSource, Inc.	13,887	398,001
Public Service Enterprise Group, Inc.	18,844	1,119,522
Sempra Energy	10,156	1,278,234
WEC Energy Group, Inc.	11,761	930,060
		9,695,062
Water Utilities (0.1%)
American Water Works Co., Inc.	6,720	700,627
Total common stocks (cost: $337,344,223)		880,611,304

Short-Term Securities (2.0%)
Investment Companies (2.0%)
State Street Institutional U.S. Government Money Market Fund, current rate 2.390%	18,277,328	18,277,328
Total short-term securities (cost: $18,277,328)		18,277,328
Total investments in securities (cost: $355,621,551) (e)		898,888,632
Cash and other assets in excess of liabilities (0.0%)		301,177
Total net assets (100.0%)		$899,189,809

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 3.8% of net assets in foreign securities at March 31, 2019.
(d)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2019, securities with an aggregate market value of $6,648,250 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P Mid 500® E-Mini Index Future	June 2019	126	Long	$17,666,181	$17,878,140	$211,959

(e)	At March 31, 2019 the cost of investments for federal income tax purposes was $358,410,867. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$552,591,172
Gross unrealized depreciation	(11,901,448)
Net unrealized appreciation	$540,689,724

See accompanying notes to investments in securities.

SFT International Bond Fund

Investments in Securities

March 31, 2019

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal(b)	Value(a)
Long-Term Debt Securities (41.7%)
Argentina (2.7%)
Government (2.7%)
Argentina POM Politica Monetaria (ARS)
67.778%, 06/21/20 (c)	160,000	$4,110
Argentina Treasury Bill (ARS)
3.058%, 10/31/19 (d)	11,597,000	312,940
3.092%, 04/30/20 (d)	8,419,000	215,280
2.154%, 07/31/20 (d)	746,000	16,703
3.385%, 02/28/20 (d)	53,000	1,184
Argentine Bonos del Tesoro (ARS)
15.500%, 10/17/26	59,411,000	936,677
16.000%, 10/17/23	29,346,000	501,693
18.200%, 10/03/21	28,501,000	466,171
Bonos de la Nacion Argentina con Ajuste por CER (ARS)
4.000%, 03/06/20	58,000	1,912
Bonos De La Nacion Argentina En Moneda Dua (USD)
4.500%, 02/13/20	369,000	351,657
		2,808,327
Brazil (11.0%)
Government (11.0%)
Brazil Letras do Tesouro Nacional (BRL)
7.414%, 07/01/21 (d)	4,460,000	975,355
Brazil Notas do Tesouro Nacional Serie F (BRL)
10.000%, 01/01/21	4,840,000	1,300,293
10.000%, 01/01/23	5,209,000	1,416,783
10.000%, 01/01/27	28,530,000	7,779,025
		11,471,456
Ghana (1.5%)
Government (1.5%)
Ghana Government Bond (GHS)
18.750%, 01/24/22	960,000	181,717
19.000%, 11/02/26	2,890,000	544,440
19.750%, 03/25/24	960,000	181,821
19.750%, 03/15/32	2,890,000	512,245
21.500%, 03/09/20	100,000	19,506
24.500%, 06/21/21	50,000	10,476
24.750%, 03/01/21	100,000	20,834
24.750%, 07/19/21	160,000	33,432
Republic of Ghana Government Bonds (GHS)
16.250%, 05/17/21	130,000	23,751
16.500%, 03/22/21	100,000	18,398
17.600%, 11/28/22	50,000	9,018
18.250%, 09/21/20	50,000	9,472
		1,565,110
Indonesia (8.2%)
Government (8.2%)
Indonesia Treasury Bond (IDR)
6.125%, 05/15/28	228,000,000	14,493
7.000%, 05/15/27	44,554,000,000	3,011,619
8.375%, 03/15/24	21,929,000,000	1,612,551
8.375%, 09/15/26	25,590,000,000	1,881,063
9.000%, 03/15/29	2,228,000,000	169,824
9.500%, 07/15/23	18,680,000,000	1,424,757
10.000%, 09/15/24	1,959,000,000	152,938
10.000%, 02/15/28	76,000,000	6,084
10.250%, 07/15/22	2,658,000,000	204,575
11.500%, 09/15/19	466,000,000	33,624
		8,511,528

See accompanying notes to investments in securities.

Mexico (10.3%)
Government (10.3%)
Mexican Bonos (MXN)
5.000%, 12/11/19	100,870,000	$5,090,431
6.500%, 06/10/21	20,100,000	1,008,964
6.500%, 06/09/22	6,940,000	344,547
7.250%, 12/09/21	13,780,000	700,505
8.000%, 06/11/20	44,930,000	2,322,648
8.000%, 12/07/23	10,020,000	520,007
10.000%, 12/05/24	9,340,000	528,582
Mexican Udibonos (MXN)
2.500%, 12/10/20	1,727,280	86,924
4.000%, 06/13/19	2,159,100	110,296
		10,712,904
Philippines (0.4%)
Government (0.4%)
Philippine Government Bond (PHP)
3.375%, 08/20/20	1,600,000	29,445
3.875%, 11/22/19	20,320,000	381,766
		411,211
South Korea (7.2%)
Government (7.2%)
Korea Treasury Bond (KRW)
3.000%, 03/10/23	967,000,000	891,439
3.000%, 09/10/24	2,419,000,000	2,262,680
3.375%, 09/10/23	2,729,000,000	2,568,597
3.500%, 03/10/24	1,785,000,000	1,698,386
4.250%, 06/10/21	139,300,000	129,315
		7,550,417
Ukraine (0.4%)
Government (0.4%)
Ukraine Government International Bond (USD)
0.000%, 05/31/40 (c) (e)	643,000	409,912
Total long-term debt securities (cost: $48,496,312)		43,440,865

Short-Term Securities (49.0%)
Argentina (1.4%)
Argentina Treasury Bill (ARS)
1.161%, 04/30/19 (d)	5,018,000	143,057
1.896%, 03/29/19 (d)	1,777,000	50,454
2.733%, 05/31/19 (d)	12,820,000	353,504
3.029%, 09/30/19 (d)	29,230,000	817,787
3.051%, 05/31/19 (d)	1,214,000	33,475
3.123%, 06/28/19 (d)	1,998,000	50,568
3.188%, 05/10/19 (d)	1,176,000	27,701
		1,476,546
Mexico (10.2%)
Mexico Cetes (MXN)
8.050%, 05/23/19 (d)	9,113,300	464,190
8.060%, 05/23/19 (d)	2,278,300	116,046
8.121%, 05/23/19 (d)	19,110,600	973,406
8.131%, 05/23/19 (d)	2,126,200	108,299
8.162%, 02/27/20 (d)	23,704,300	1,136,853
8.167%, 09/12/19 (d)	8,005,000	397,813
8.172%, 05/23/19 (d)	8,228,800	419,138
8.182%, 05/23/19 (d)	1,845,500	94,001
8.192%, 07/18/19 (d)	2,122,400	106,768
8.201%, 05/23/19 (d)	6,479,000	330,011
8.202%, 07/04/19 (d)	1,476,400	74,499
8.202%, 07/18/19 (d)	21,943,400	1,103,873
8.213%, 07/04/19 (d)	8,167,100	412,109
8.223%, 05/23/19 (d)	922,800	47,003
8.223%, 07/04/19 (d)	7,000,900	353,263
8.223%, 09/12/19 (d)	8,228,800	408,935
8.243%, 05/23/19 (d)	5,599,100	285,193
8.243%, 09/12/19 (d)	1,845,500	91,713

See accompanying notes to investments in securities.

8.248%, 07/18/19 (d)	8,556,600	$430,444
8.248%, 09/12/19 (d)	2,122,400	105,474
8.263%, 09/12/19 (d)	5,599,100	278,251
8.284%, 04/25/19 (d)	21,132,500	1,083,071
8.284%, 07/18/19 (d)	6,758,400	339,984
8.304%, 08/01/19 (d)	3,041,300	152,527
8.334%, 07/04/19 (d)	2,663,900	134,419
8.365%, 01/02/20 (d)	8,447,900	409,924
8.395%, 01/02/20 (d)	1,776,000	86,178
8.466%, 01/02/20 (d)	1,776,000	86,178
8.567%, 07/18/19 (d)	640,300	32,211
8.578%, 01/02/20 (d)	3,640,800	176,665
8.638%, 06/06/19 (d)	5,143,100	261,149
8.790%, 11/07/19 (d)	1,928,700	94,703
		10,594,291
Philippines (3.5%)
Philippine Treasury Bill (PHP)
5.002%, 05/29/19 (d)	193,000,000	3,642,576

United States (33.9%)
Federal Home Loan Bank (USD)
0.010%, 04/01/19 (d)	7,215,000	7,215,000
U.S. Treasury Bill (USD)
2.417%, 04/11/19 (d)	13,800,000	13,790,898
2.433%, 09/26/19 (d)	3,400,000	3,360,158
2.453%, 05/30/19 (d)	10,940,000	10,897,821
		35,263,877
Total short-term securities (cost: $51,209,300)		50,977,290
Total investments in securities (cost: $99,705,612) (f)		94,418,155
Cash and other assets in excess of liabilities (9.3%)		9,629,549
Total net assets (100.0%)		$104,047,704

See accompanying notes to investments in securities.

Foreign Forward Currency Contracts

On March 31, 2019, SFT International Bond Fund had entered into forward foreign currency contracts that obligate the Fund to deliver currencies at specified future dates.  Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Settlement Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation(a)	Unrealized Depreciation(a)	Counterparty
04/04/19	18,750	EUR	21,475	USD	$418	$—	GSC
04/08/19	371,425	EUR	422,269	USD	5,002	—	BOA
04/08/19	725,882	EUR	834,120	USD	18,646	—	DBK
04/08/19	51,000	EUR	58,613	USD	1,319	—	GSC
04/08/19	22,000,000	JPY	202,901	USD	4,044	—	JPM
04/09/19	111,700	AUD	79,771	USD	413	—	CIT
04/09/19	228,417	EUR	264,006	USD	7,376	—	UBS
04/10/19	10,873,000	JPY	100,801	USD	2,504	—	GSC
04/10/19	367,304	USD	414,760,000	KRW	—	(1,784)	HSB
04/10/19	414,760,000	KRW	371,799	USD	6,278	—	HSB
04/11/19	335,000	EUR	377,312	USD	870	—	BCB
04/11/19	8,698,181	JPY	78,125	USD	—	(518)	HSB
04/11/19	1,578,954	EUR	1,820,984	USD	46,702	—	HSB
04/11/19	238,750	AUD	171,368	USD	1,741	—	JPM
04/11/19	558,391	EUR	644,837	USD	17,368	—	JPM
04/12/19	22,100,000	JPY	199,424	USD	—	(409)	DBK
04/12/19	717,825	EUR	808,275	USD	1,582	—	DBK
04/15/19	119,438	EUR	138,662	USD	4,403	—	BOA
04/15/19	23,779,667	JPY	214,846	USD	—	(236)	CIT
04/15/19	55,874	EUR	63,023	USD	216	—	CIT
04/15/19	658,543	AUD	465,260	USD	—	(2,654)	CIT
04/15/19	717,825	EUR	830,170	USD	23,275	—	DBK
04/15/19	78,270	EUR	90,543	USD	2,561	—	GSC
04/15/19	477,500	AUD	343,356	USD	4,077	—	JPM
04/15/19	1,520,000	AUD	1,095,114	USD	15,108	—	JPM
04/16/19	294,825	EUR	340,605	USD	9,170	—	BOA
04/16/19	763,000,000	KRW	672,069	USD	—	(561)	CIT
04/16/19	675,580	USD	763,000,000	KRW	—	(2,950)	CIT
04/16/19	9,980,000	JPY	92,676	USD	2,401	—	CIT
04/16/19	107,000	EUR	123,658	USD	3,371	—	GSC
04/16/19	66,670,000	JPY	618,879	USD	15,807	—	HSB
04/16/19	602,000	EUR	695,731	USD	18,977	—	HSB
04/16/19	61,770,000	JPY	575,300	USD	16,552	—	JPM
04/17/19	35,690,000	JPY	324,312	USD	1,443	—	HSB
04/17/19	160,000	EUR	183,840	USD	3,957	—	SCB
04/18/19	38,227,000	JPY	343,286	USD	—	(2,567)	DBK
04/18/19	46,870,000	JPY	420,902	USD	—	(3,147)	DBK
04/18/19	13,701,737	JPY	123,039	USD	—	(925)	GSC
04/18/19	13,699,267	JPY	123,979	USD	37	—	GSC
04/18/19	23,475,000	JPY	210,520	USD	—	(1,866)	HSB
04/18/19	18,200,000	JPY	163,258	USD	—	(1,404)	MSC
04/22/19	35,200,000	JPY	316,490	USD	—	(2,097)	CIT
04/22/19	74,662,400	JPY	676,161	USD	409	—	HSB
04/23/19	82,167	EUR	94,395	USD	1,971	—	GSC
04/23/19	110,840,000	JPY	1,001,459	USD	—	(1,823)	JPM
04/23/19	2,055,500	AUD	1,480,248	USD	19,530	—	JPM
04/23/19	642,000	EUR	737,761	USD	15,617	—	JPM
04/23/19	20,675	EUR	23,762	USD	506	—	UBS
04/24/19	815,540	EUR	933,769	USD	16,345	—	DBK
04/25/19	1,514,253	EUR	1,733,070	USD	29,503	—	HSB
04/25/19	29,220,000	JPY	264,240	USD	—	(299)	JPM
04/25/19	39,778,250	JPY	357,698	USD	—	(2,428)	JPM
04/25/19	317,259	EUR	363,231	USD	6,308	—	JPM
04/25/19	51,000,000	JPY	467,455	USD	5,734	—	JPM
04/25/19	52,556,000	JPY	475,261	USD	—	(547)	SCB
04/26/19	60,350,000	JPY	555,788	USD	9,367	—	BCB
04/26/19	42,092,130	JPY	381,522	USD	411	—	BCB
04/26/19	77,666,000	JPY	708,675	USD	5,472	—	CIT
04/26/19	75,119,000	JPY	684,727	USD	4,584	—	DBK
04/26/19	52,800,000	JPY	477,336	USD	—	(726)	GSC
04/26/19	96,755,000	JPY	882,378	USD	6,339	—	HSB
04/26/19	64,982,551	JPY	598,636	USD	10,271	—	HSB
04/26/19	14,825,000	JPY	136,683	USD	2,454	—	MSC
04/29/19	1,416,728	EUR	1,620,488	USD	26,106	—	BOA

See accompanying notes to investments in securities.

Settlement Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation(a)	Unrealized Depreciation(a)	Counterparty
04/29/19	104,034	EUR	119,506	USD	$2,426	$—	GSC
04/30/19	690,867	EUR	795,388	USD	17,823	—	BCB
04/30/19	1,416,728	EUR	1,630,200	USD	35,685	—	BOA
04/30/19	130,740	EUR	150,663	USD	3,516	—	DBK
04/30/19	37,500	EUR	43,138	USD	932	—	GSC
04/30/19	475,009	USD	536,000,000	KRW	—	(2,145)	HSB
04/30/19	536,000,000	KRW	476,233	USD	3,369	—	HSB
04/30/19	535,000	EUR	615,784	USD	13,646	—	JPM
04/30/19	633,107	EUR	728,503	USD	15,947	—	SCB
05/02/19	76,884	EUR	88,440	USD	1,894	—	CIT
05/02/19	366,500	EUR	421,585	USD	9,023	—	JPM
05/07/19	28,499,020	JPY	256,662	USD	—	(1,603)	CIT
05/08/19	358,966	EUR	411,895	USD	7,613	—	JPM
05/13/19	26,409,666	JPY	240,992	USD	1,569	—	CIT
05/13/19	656,229	AUD	464,229	USD	—	(2,280)	CIT
05/13/19	239,311	EUR	273,426	USD	3,791	—	JPM
05/13/19	238,750	AUD	169,070	USD	—	(656)	JPM
05/14/19	11,479,667	JPY	104,719	USD	640	—	CIT
05/14/19	158,000	EUR	179,778	USD	1,742	—	HSB
05/15/19	1,020,000,000	KRW	901,140	USD	741	—	CIT
05/15/19	682,382	USD	770,000,000	KRW	—	(2,669)	CIT
05/15/19	3,074,985	EUR	3,498,103	USD	32,900	—	CIT
05/15/19	656,229	AUD	466,792	USD	267	—	CIT
05/15/19	7,332,500	JPY	66,627	USD	144	—	CIT
05/15/19	74,413,833	INR	1,039,009	USD	—	(28,892)	DBK
05/15/19	1,043,655	USD	74,413,833	INR	24,246	—	DBK
05/15/19	35,616	EUR	40,502	USD	366	—	JPM
05/15/19	1,520,000	AUD	1,081,039	USD	443	—	JPM
05/15/19	8,030,000	JPY	72,966	USD	158	—	JPM
05/16/19	610,000,000	KRW	541,572	USD	3,078	—	DBK
05/20/19	25,830,000	JPY	235,233	USD	961	—	BCB
05/20/19	11,280,000	JPY	100,662	USD	—	(1,645)	BCB
05/20/19	615,483	EUR	700,167	USD	6,290	—	BOA
05/20/19	13,699,266	JPY	124,642	USD	393	—	GSC
05/20/19	168,000	EUR	190,833	USD	1,435	—	GSC
05/20/19	200,000	AUD	141,896	USD	—	(300)	JPM
05/20/19	377,495,000	JPY	3,433,224	USD	9,427	—	JPM
05/20/19	1,496,834	EUR	1,701,788	USD	14,301	—	JPM
05/20/19	13,769,800	JPY	125,240	USD	351	—	SCB
05/21/19	48,327,275	JPY	440,536	USD	2,191	—	BOA
05/21/19	74,400,375	JPY	677,167	USD	2,329	—	BOA
05/21/19	139,366,500	JPY	1,253,262	USD	—	(10,842)	BOA
05/21/19	1,071,500,000	KRW	953,886	USD	7,806	—	CIT
05/21/19	403,000	AUD	287,641	USD	1,112	—	CIT
05/21/19	120,598,600	JPY	1,097,533	USD	3,661	—	CIT
05/21/19	97,305,000	JPY	886,013	USD	3,421	—	DBK
05/21/19	82,147	EUR	93,674	USD	1,056	—	GSC
05/21/19	142,170,490	JPY	1,279,755	USD	—	(9,783)	JPM
05/21/19	935,351	EUR	1,061,253	USD	6,678	—	JPM
05/21/19	170,000	AUD	121,122	USD	253	—	JPM
05/21/19	317,259	EUR	361,660	USD	3,962	—	JPM
05/21/19	317,000	EUR	361,523	USD	4,116	—	SCB
05/21/19	53,988	EUR	61,436	USD	567	—	UBS
05/22/19	11,280,000	JPY	102,511	USD	191	—	BCB
05/22/19	2,055,500	AUD	1,472,519	USD	11,051	—	JPM
05/22/19	45,710,000	JPY	415,296	USD	664	—	SCB
05/28/19	27,530,000	JPY	250,463	USD	644	—	BCB
05/28/19	54,600,000	JPY	494,615	USD	—	(849)	BCB
05/28/19	345,433	EUR	394,778	USD	5,087	—	BCB
05/28/19	14,825,000	JPY	134,702	USD	174	—	BNP
05/28/19	524,000	EUR	599,194	USD	8,057	—	BNP
05/28/19	1,028,468,763	KRW	914,601	USD	6,270	—	CIT
05/28/19	32,786,000	JPY	298,478	USD	964	—	CIT
05/28/19	10,020,000	JPY	91,158	USD	233	—	DBK
05/28/19	233,966	EUR	267,765	USD	3,822	—	GSC
05/28/19	39,778,250	JPY	358,621	USD	—	(2,344)	JPM
05/28/19	599,000	EUR	684,678	USD	8,931	—	MSC
05/28/19	616,157	EUR	704,157	USD	9,055	—	UBS

See accompanying notes to investments in securities.

Settlement Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation(a)	Unrealized Depreciation(a)	Counterparty
05/29/19	1,494,000,000	KRW	1,331,729	USD	$12,196	$—	DBK
05/31/19	88,675,538	JPY	805,775	USD	941	—	DBK
05/31/19	130,792	EUR	149,588	USD	2,001	—	DBK
05/31/19	77,440,000	JPY	704,035	USD	1,177	—	HSB
05/31/19	69,793,500	JPY	634,486	USD	1,029	—	JPM
06/03/19	111,700	AUD	79,854	USD	419	—	CIT
06/04/19	1,285,695	EUR	1,475,309	USD	24,034	—	BOA
06/04/19	18,750	EUR	21,507	USD	342	—	GSC
06/04/19	73,808,000	JPY	667,472	USD	—	(2,605)	HSB
06/04/19	22,000,000	JPY	199,466	USD	—	(264)	JPM
06/05/19	35,002	EUR	40,143	USD	630	—	JPM
06/05/19	3,236,680	EUR	3,717,456	USD	63,625	—	SCB
06/05/19	158,417	EUR	181,736	USD	2,903	—	UBS
06/07/19	371,660	EUR	424,265	USD	4,633	—	BOA
06/07/19	725,882	EUR	827,266	USD	7,690	—	DBK
06/10/19	607,000,000	KRW	546,060	USD	9,658	—	DBK
06/11/19	3,116,000	EUR	3,522,950	USD	3,549	—	DBK
06/13/19	15,430,000	JPY	139,801	USD	—	(385)	BCB
06/13/19	57,903,900	JPY	524,696	USD	—	(1,380)	BCB
06/13/19	17,886,000	JPY	162,167	USD	—	(334)	CIT
06/13/19	13,582,000	JPY	123,145	USD	—	(252)	JPM
06/14/19	35,002	EUR	39,786	USD	243	—	JPM
06/14/19	14,666,000	JPY	132,848	USD	—	(409)	SCB
06/18/19	48,327,275	JPY	436,009	USD	—	(3,240)	BOA
06/18/19	307,741	EUR	350,536	USD	2,746	—	BOA
06/18/19	73,377,100	JPY	662,022	USD	—	(4,906)	CIT
06/18/19	115,000	EUR	130,969	USD	1,004	—	DBK
06/18/19	78,270	EUR	89,140	USD	685	—	GSC
06/18/19	26,000,000	JPY	234,601	USD	—	(1,714)	JPM
08/19/19	2,133,000,000	KRW	1,909,067	USD	18,546	—	HSB
08/26/19	435,531,237	KRW	388,538	USD	2,411	—	CIT
09/20/19	508,500,000	KRW	451,811	USD	547	—	CIT
09/20/19	1,517,000	AUD	1,081,439	USD	351	—	JPM
09/23/19	82,147	EUR	94,729	USD	1,156	—	GSC
09/30/19	345,433	EUR	396,348	USD	2,643	—	BCB
09/30/19	645,663	EUR	737,431	USD	1,540	—	SCB
					$870,656	$(106,438)

See accompanying notes to investments in securities.

At March 31, 2019, the Fund had the following interest rate swap contracts outstanding.

Interest Rate Swap Contracts

Description	Counter-party	Payment Frequency (Pay/Rec)	Maturity Date	Notional Amount	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)(a)
Centrally Cleared Swaps
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.816%	CIT	Quarterly/ Semi-Annually	02/03/25	$440,000	$12,408	$—	$12,408
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.914%	CIT	Quarterly/ Semi-Annually	01/22/25	704,000	16,124	—	16,124
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.936%	CIT	Quarterly/ Semi-Annually	01/29/25	320,000	6,894	—	6,894
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.941%	CIT	Quarterly/ Semi-Annually	01/30/25	270,000	5,761	—	5,761
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.969%	CIT	Quarterly/ Semi-Annually	01/23/25	880,000	17,427	—	17,427
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.973%	CIT	Quarterly/ Semi-Annually	01/27/25	1,300,000	25,558	—	25,558
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.977%	CIT	Quarterly/ Semi-Annually	03/27/25	750,000	13,898	—	13,898
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.985%	CIT	Quarterly/ Semi-Annually	03/27/25	750,000	13,591	—	13,591
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.378%	CIT	Quarterly/ Semi-Annually	11/18/46	3,200,000	118,301	—	118,301
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.537%	GSC	Quarterly/ Semi-Annually	04/13/47	1,700,000	7,441	—	7,441
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.695%	CIT	Quarterly/ Semi-Annually	05/09/24	1,704,000	(44,162)	—	(44,162)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.793%	CIT	Quarterly/ Semi-Annually	03/13/47	2,000,000	(85,506)	—	(85,506)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.979%	CIT	Quarterly/ Semi-Annually	02/20/48	1,514,000	(125,978)	—	(125,978)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 3.002%	HSB	Quarterly/ Semi-Annually	02/22/48	1,514,000	(133,100)	—	(133,100)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 3.019%	HSB	Quarterly/ Semi-Annually	02/23/48	1,514,000	(138,324)	—	(138,324)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 3.387%	CIT	Quarterly/ Semi-Annually	05/09/44	2,028,000	(316,867)	—	(316,867)
Net unrealized appreciation (depreciation)					$(606,534)	$—	$(606,534)

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.
(c)	Variable rate security.
(d)	Rate represents annualized yield at date of purchase.
(e)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(f)	At March 31, 2019 the cost of investments for federal income tax purposes was $99,705,612. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$2,137,884
Gross unrealized depreciation	(7,267,657)
Net unrealized depreciation	$(5,129,773)

See accompanying notes to investments in securities.

Currency Legend

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GHS	Ghanaian Cedi
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
USD	United States Dollar

Counterparty Legend

BCB	Barclays Bank PLC
BNP	BNP Paribas SA
BOA	Bank of America Merrill Lynch
CIT	Citibank NA
DBK	Deutsche Bank AG
GSC	Goldman Sachs
HSB	HSBC Bank PLC
JPM	JPMorgan Chase Bank NA
MSC	Morgan Stanley and Co., Inc.
SCB	Standard Chartered Bank
UBS	UBS AG

See accompanying notes to investments in securities.

SFT IvySM Growth Fund

Investments in Securities

March 31, 2019

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.8%)
Consumer Discretionary (18.3%)
Automobiles (1.4%)
Ferrari NV (b)	53,500	$7,158,300

Internet & Catalog Retail (7.0%)
Amazon.com, Inc. (c)	14,261	25,395,276
Booking Holdings, Inc. (c)	6,000	10,469,460
		35,864,736
Media (0.7%)
Comcast Corp. - Class A	90,600	3,622,188

Specialty Retail (3.5%)
The Home Depot, Inc.	60,300	11,570,967
Ulta Salon Cosmetics & Fragrance, Inc. (c)	18,400	6,416,632
		17,987,599
Textiles, Apparel & Luxury Goods (5.7%)
NIKE, Inc. - Class B	162,000	13,642,020
VF Corp.	180,000	15,643,800
		29,285,820
Consumer Staples (2.6%)
Beverages (0.4%)
Monster Beverage Corp. (c)	40,800	2,226,864

Personal Care (2.2%)
The Estee Lauder Cos., Inc. - Class A	67,400	11,158,070

Financial (5.2%)
Capital Markets (5.2%)
CME Group, Inc.	102,900	16,935,282
S&P Global, Inc.	34,395	7,241,867
The Charles Schwab Corp.	53,400	2,283,384
		26,460,533
Health Care (14.1%)
Health Care Equipment & Supplies (5.8%)
ABIOMED, Inc. (c)	16,100	4,597,999
Danaher Corp.	105,500	13,928,110
Intuitive Surgical, Inc. (c)	19,400	11,069,252
		29,595,361
Health Care Providers & Services (1.8%)
UnitedHealth Group, Inc.	36,600	9,049,716

Life Sciences Tools & Services (1.3%)
Illumina, Inc. (c)	21,900	6,804,111

Pharmaceuticals (5.2%)
Elanco Animal Health, Inc. (c)	15,454	495,610
Pfizer, Inc.	275,300	11,691,991
Zoetis, Inc.	144,400	14,536,748
		26,724,349
Industrials (12.9%)
Aerospace & Defense (2.8%)
Northrop Grumman Corp.	25,302	6,821,419
The Boeing Co.	19,200	7,323,264
		14,144,683
Machinery (1.6%)
Caterpillar, Inc.	36,000	4,877,640
Stanley Black & Decker, Inc.	26,500	3,608,505
		8,486,145
Professional Services (5.9%)
CoStar Group, Inc. (c)	27,800	12,966,476

See accompanying notes to investments in securities.

Verisk Analytics, Inc.	130,200	$17,316,600
		30,283,076
Road & Rail (2.6%)
JB Hunt Transport Services, Inc.	74,200	7,515,718
Union Pacific Corp.	35,542	5,942,622
		13,458,340
Information Technology (44.9%)
Computers & Peripherals (4.6%)
Apple, Inc.	123,466	23,452,367

Interactive Media & Services (8.2%)
Alphabet, Inc. - Class A (c)	21,700	25,538,513
Alphabet, Inc. - Class C (c)	7,044	8,264,795
Facebook, Inc. - Class A (c)	48,259	8,044,293
		41,847,601
IT Services (14.9%)
FleetCor Technologies, Inc. (c)	24,100	5,942,819
Mastercard, Inc. - Class A	77,252	18,188,984
PayPal Holdings, Inc. (c)	152,225	15,807,044
VeriSign, Inc. (c)	72,800	13,217,568
Visa, Inc. - Class A	149,700	23,381,643
		76,538,058
Software (17.2%)
Adobe, Inc. (c)	54,800	14,603,652
Electronic Arts, Inc. (c)	79,900	8,120,237
Intuit, Inc.	61,000	15,946,010
Microsoft Corp.	343,800	40,547,772
Salesforce.com, Inc. (c)	56,152	8,892,792
		88,110,463
Real Estate (1.8%)
Specialized REITs (1.8%)
American Tower Corp.	45,800	9,025,348
Total common stocks (cost: $368,763,173)		511,283,728

Short-Term Securities (0.3%)
Investment Companies (0.3%)
State Street Institutional U.S. Government Money Market Fund, current rate 2.390%	1,508,723	1,508,723
Total short-term securities (cost: $1,508,723)		1,508,723
Total investments in securities (cost: $370,271,896) (d)		512,792,451
Liabilities in excess of cash and other assets (-0.1%)		(561,902)
Total net assets (100.0%)		$512,230,549

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Foreign security: The Fund held 1.4% of net assets in foreign securities at March 31, 2019.

(c)          Non-income producing security.

(d)         At March 31, 2019 the cost of investments for federal income tax purposes was $370,303,180. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$145,575,937
Gross unrealized depreciation	(3,086,666)
Net unrealized appreciation	$142,489,271

See accompanying notes to investments in securities.

SFT IvySM Small Cap Growth Fund

Investments in Securities

March 31, 2019

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (96.8%)
Consumer Discretionary (20.6%)
Distributors (2.1%)
Dorman Products, Inc. (b)	14,312	$1,260,744
Pool Corp.	16,802	2,771,826
		4,032,570
Diversified Consumer Services (2.1%)
Grand Canyon Education, Inc. (b)	35,900	4,110,909

Hotels, Restaurants & Leisure (5.8%)
Eldorado Resorts, Inc. (b)	45,558	2,127,103
Hilton Grand Vacations, Inc. (b)	68,400	2,110,140
PlayAGS, Inc. (b)	81,500	1,950,295
Texas Roadhouse, Inc.	32,200	2,002,518
Wingstop, Inc.	39,433	2,998,091
		11,188,147
Household Durables (1.2%)
Installed Building Products, Inc. (b)	46,946	2,276,881

Internet & Catalog Retail (1.8%)
Etsy, Inc. (b)	52,400	3,522,328

Leisure Equipment & Products (1.2%)
SeaWorld Entertainment, Inc. (b)	87,700	2,259,152

Media (2.0%)
Nexstar Media Group, Inc. - Class A	35,700	3,868,809

Multiline Retail (1.5%)
Ollie’s Bargain Outlet Holdings, Inc. (b)	34,200	2,918,286

Specialty Retail (2.9%)
At Home Group, Inc. (b)	48,700	869,782
Carvana Co. (b)	30,600	1,776,636
Five Below, Inc. (b)	18,200	2,261,350
Urban Outfitters, Inc. (b)	27,500	815,100
		5,722,868
Consumer Staples (0.9%)
Food & Staples Retailing (0.9%)
Sprouts Farmers Market, Inc. (b)	81,000	1,744,740

Energy (1.4%)
Oil, Gas & Consumable Fuels (1.4%)
Magnolia Oil & Gas Corp. (b)	93,512	1,122,144
Matador Resources Co. (b)	79,500	1,536,735
		2,658,879
Financial (4.6%)
Capital Markets (2.6%)
Evercore, Inc. - Class A	27,700	2,520,700
LPL Financial Holdings, Inc.	36,800	2,563,120
		5,083,820
Commercial Banks (1.4%)
Heritage Financial Corp.	37,200	1,121,208
Seacoast Banking Corp. of Florida (b)	60,370	1,590,750
		2,711,958
Consumer Finance (0.6%)
Green Dot Corp. - Class A (b)	19,900	1,206,935

Health Care (20.0%)
Biotechnology (1.2%)
CareDx, Inc. (b)	72,800	2,294,656

See accompanying notes to investments in securities.

Health Care Equipment & Supplies (8.3%)
Inogen, Inc. (b)	24,555	$2,341,810
Insulet Corp. (b)	27,400	2,605,466
iRhythm Technologies, Inc. (b)	28,400	2,128,864
Merit Medical Systems, Inc. (b)	43,784	2,707,165
Novocure, Ltd. (b) (c)	28,700	1,382,479
Penumbra, Inc. (b)	13,111	1,927,448
STAAR Surgical Co. (b)	27,200	929,968
Tactile Systems Technology, Inc. (b)	38,600	2,034,992
		16,058,192
Health Care Providers & Services (8.2%)
AMN Healthcare Services, Inc. (b)	53,195	2,504,953
HealthEquity, Inc. (b)	30,007	2,219,918
HMS Holdings Corp. (b)	56,853	1,683,417
LHC Group, Inc. (b)	23,400	2,594,124
PetIQ, Inc. (b)	87,600	2,751,516
Teladoc Health, Inc. (b)	73,764	4,101,278
		15,855,206
Health Care Technology (1.1%)
Evolent Health, Inc. - Class A (b)	97,400	1,225,292
Omnicell, Inc. (b)	10,600	856,904
Tabula Rasa HealthCare, Inc. (b)	3,000	169,260
		2,251,456
Pharmaceuticals (1.2%)
Aerie Pharmaceuticals, Inc. (b)	35,661	1,693,898
Optinose, Inc. (b)	64,381	663,124
		2,357,022
Industrials (18.6%)
Aerospace & Defense (3.7%)
Hexcel Corp.	35,500	2,455,180
Mercury Systems, Inc. (b)	74,200	4,754,736
		7,209,916
Air Freight & Logistics (1.1%)
Air Transport Services Group, Inc. (b)	93,370	2,152,178

Commercial Services & Supplies (4.1%)
Clean Harbors, Inc. (b)	40,500	2,896,965
Healthcare Services Group, Inc.	73,100	2,411,569
The Brink’s Co.	35,790	2,698,924
		8,007,458
Electrical Equipment (2.5%)
EnerSys	17,487	1,139,453
Woodward, Inc.	39,800	3,776,622
		4,916,075
Machinery (5.3%)
Crane Co.	20,800	1,760,096
John Bean Technologies Corp.	35,000	3,216,150
RBC Bearings, Inc. (b)	19,923	2,533,608
The Timken Co.	60,998	2,660,733
		10,170,587
Road & Rail (1.2%)
Knight-Swift Transportation Holdings, Inc.	69,500	2,271,260

Trading Companies & Distributors (0.7%)
Watsco, Inc.	8,806	1,261,107

Information Technology (29.5%)
Communications Equipment (0.9%)
Viavi Solutions, Inc. (b)	142,356	1,762,367

Interactive Media & Services (7.8%)
Envestnet, Inc. (b)	34,200	2,236,338
Five9, Inc. (b)	62,300	3,291,309
Mimecast, Ltd. (b) (c)	64,900	3,073,015
New Relic, Inc. (b)	26,400	2,605,680

See accompanying notes to investments in securities.

Q2 Holdings, Inc. (b)	45,394	$3,143,989
Yelp, Inc. (b)	22,500	776,250
		15,126,581
IT Services (4.3%)
Booz Allen Hamilton Holding Corp.	67,235	3,909,043
Evo Payments, Inc. - Class A (b)	39,800	1,156,190
InterXion Holding NV (b) (c)	48,900	3,263,097
		8,328,330
Semiconductors & Semiconductor Equipment (1.8%)
Monolithic Power Systems, Inc.	25,500	3,454,995

Software (14.7%)
Coupa Software, Inc. (b)	9,200	837,016
Globant SA (b) (c)	35,900	2,563,260
HubSpot, Inc. (b)	20,000	3,324,200
Paycom Software, Inc. (b)	19,955	3,774,089
Pluralsight, Inc. - Class A (b)	95,247	3,023,140
Proofpoint, Inc. (b)	42,344	5,141,832
RealPage, Inc. (b)	27,900	1,693,251
Varonis Systems, Inc. (b)	51,900	3,094,797
Zendesk, Inc. (b)	40,000	3,400,000
Zscaler, Inc. (b)	22,256	1,578,618
		28,430,203
Leisure and Consumer Staples (1.2%)
Food Products (1.2%)
J&J Snack Foods Corp.	11,700	1,858,428
Nomad Foods, Ltd. (b) (c)	21,500	439,675
		2,298,103
Total common stocks (cost: $146,675,966)		187,511,974

Short-Term Securities (3.2%)
Investment Companies (3.2%)
State Street Institutional U.S. Government Money Market Fund, current rate 2.390%	6,252,264	6,252,264
Total short-term securities (cost: $6,252,264)		6,252,264
Total investments in securities (cost: $152,928,230) (d)		193,764,238
Cash and other assets in excess of liabilities (0.0%)		5,417
Total net assets (100.0%)		$193,769,655

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 5.5% of net assets in foreign securities at March 31, 2019.
(d)	At March 31, 2019 the cost of investments for federal income tax purposes was $153,099,355. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

	Gross unrealized appreciation	$48,322,361
	Gross unrealized depreciation	(7,657,478)
	Net unrealized appreciation	$40,664,883

See accompanying notes to investments in securities.

SFT Managed Volatility Equity Fund

Investments in Securities

March 31, 2019

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares/ Principal	Value(a)
Mutual Funds (90.9%)
Investment Companies (90.9%)
iShares Core High Dividend ETF	644,657	$60,140,051
iShares Edge MSCI Minimum Volatility EAFE ETF	1,142,163	82,235,736
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	334,555	19,829,075
iShares Edge MSCI Minimum Volatility USA ETF (b)	1,853,732	108,999,442
iShares MSCI Germany ETF	490,032	13,191,661
iShares Short Maturity Bond ETF	307,895	15,468,645
Total mutual funds (cost: $262,385,243)		299,864,610

Short-Term Securities (9.8%)
Investment Companies (8.7%)
State Street Institutional U.S. Government Money Market Fund, current rate 2.390%	28,771,058	28,771,058

U.S. Government Obligations (1.1%)
U.S. Treasury Note, 2.000%, 01/31/20	3,500,000	3,488,379
Total short-term securities (cost: $32,256,137)		32,259,437
Total investments excluding purchased options (100.7%) (cost: $294,641,380)		332,124,047
Total purchased options outstanding (0.0%) (cost: $222,716)		66,010
Total investments in securities (cost: $294,864,096) (c)		332,190,057
Liabilities in excess of cash and other assets (-0.7%)		(2,218,618)
Total net assets (100.0%)		$329,971,439

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2019, securities with an aggregate market value of $12,112,800 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P Mid 500® E-Mini Index Future	June 2019	267	Long	$37,731,263	$37,884,630	$153,367

(c)	At March 31, 2019 the cost of investments for federal income tax purposes was $294,872,750. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

	Gross unrealized appreciation	$37,463,499
	Gross unrealized depreciation	—
	Net unrealized appreciation	$37,463,499

Put Options Purchased:

The Fund had the following put options purchased open at March 31, 2019:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$2,645	April 2019	287	$28,700	$66,010

Put Options Written:

The Fund had the following put options written open at March 31, 2019:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$2,250	April 2019	287	$(28,700)	$(7,175)

See accompanying notes to investments in securities.

SFT Real Estate Securities Fund

Investments in Securities

March 31, 2019

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.6%)
Real Estate (98.6%)
Health Care REITs (12.2%)
HCP, Inc.	151,100	$4,729,430
Healthcare Trust of America, Inc. - Class A	87,400	2,498,766
Physicians Realty Trust	87,300	1,642,113
Ventas, Inc.	50,996	3,254,055
Welltower, Inc.	54,400	4,221,440
		16,345,804
Hotels & Resort REITs (4.1%)
Host Hotels & Resorts, Inc.	188,446	3,561,629
Pebblebrook Hotel Trust	32,100	997,026
Sunstone Hotel Investors, Inc.	68,100	980,640
		5,539,295
Industrial REITs (9.6%)
Duke Realty Corp.	143,100	4,375,998
Liberty Property Trust	51,400	2,488,788
ProLogis, Inc.	83,081	5,977,678
		12,842,464
Office REITs (16.1%)
Alexandria Real Estate Equities, Inc.	49,222	7,017,088
Boston Properties, Inc.	39,483	5,285,984
Cousins Properties, Inc.	63,900	617,274
Douglas Emmett, Inc.	65,200	2,635,384
Highwoods Properties, Inc.	47,400	2,217,372
Kilroy Realty Corp.	30,536	2,319,515
SL Green Realty Corp.	15,771	1,418,128
		21,510,745
Residential REITs (23.6%)
American Homes 4 Rent - Class A	82,400	1,872,128
Apartment Investment & Management Co. - Class A	43,200	2,172,528
AvalonBay Communities, Inc.	33,426	6,709,601
Camden Property Trust	32,200	3,268,300
Equity Lifestyle Properties, Inc.	4,900	560,070
Equity Residential	43,500	3,276,420
Essex Property Trust, Inc.	13,116	3,793,672
Invitation Homes, Inc.	108,600	2,642,238
Sun Communities, Inc.	35,200	4,171,904
UDR, Inc.	68,500	3,114,010
		31,580,871
Retail REITs (15.8%)
Agree Realty Corp.	30,700	2,128,738
Four Corners Property Trust, Inc.	73,500	2,175,600
National Retail Properties, Inc.	20,500	1,135,495
Realty Income Corp.	23,000	1,691,880
Regency Centers Corp.	35,014	2,363,095
Simon Property Group, Inc.	40,979	7,466,784
The Macerich Co.	55,100	2,388,585
Weingarten Realty Investors	60,400	1,773,948
		21,124,125
Specialized REITs (17.2%)
CubeSmart	23,500	752,940
CyrusOne, Inc.	12,400	650,256
Digital Realty Trust, Inc.	30,500	3,629,500
Equinix, Inc.	15,934	7,220,651
Extra Space Storage, Inc.	23,500	2,394,885
Public Storage	12,300	2,678,694
QTS Realty Trust, Inc. - Class A	34,400	1,547,656
STORE Capital Corp.	95,400	3,195,900

See accompanying notes to investments in securities.

VICI Properties, Inc.	45,400	$993,352
		23,063,834
Total common stocks (cost: $117,802,523)		132,007,138

Short-Term Securities (1.3%)
Investment Companies (1.3%)

State Street Institutional U.S. Government Money Market Fund, current rate 2.390%	1,728,445	1,728,445
Total short-term securities (cost: $1,728,445)		1,728,445
Total investments in securities (cost: $119,530,968) (b)		133,735,583
Cash and other assets in excess of liabilities (0.1%)		167,163
Total net assets (100.0%)		$133,902,746

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	At March 31, 2019 the cost of investments for federal income tax purposes was $120,243,351. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

	Gross unrealized appreciation	$14,021,037
	Gross unrealized depreciation	(528,805)
	Net unrealized appreciation	$13,492,232

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities

March 31, 2019

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.8%)
Communication Services (3.5%)
Diversified Telecommunication Services (2.7%)
AT&T, Inc.	948	$29,729
Verizon Communications, Inc.	89,905	5,316,083
		5,345,812
Electric Utilities (0.7%)
Evergy, Inc.	22,967	1,333,234

Media (0.1%)
Fox Corp. - Class B (b)	9,233	331,280

Consumer Discretionary (3.3%)
Hotels, Restaurants & Leisure (1.6%)
Las Vegas Sands Corp.	16,573	1,010,290
McDonald’s Corp.	10,835	2,057,566
Wynn Resorts, Ltd.	1,100	131,252
		3,199,108
Media (0.4%)
Comcast Corp. - Class A	16,535	661,069
The Walt Disney Co.	2,161	239,936
		901,005
Multiline Retail (1.0%)
Dollar Tree, Inc. (b)	19,000	1,995,760

Specialty Retail (0.3%)
Ross Stores, Inc.	5,486	510,747

Consumer Staples (7.9%)
Beverages (0.2%)
PepsiCo, Inc.	3,000	367,650
Food & Staples Retailing (1.5%)
CVS Health Corp.	37,031	1,997,082
Walmart, Inc.	11,566	1,128,032
		3,125,114
Food Products (4.7%)
Conagra Brands, Inc.	83,497	2,316,207
Tyson Foods, Inc. - Class A	100,978	7,010,902
		9,327,109
Tobacco (1.5%)
Philip Morris International, Inc.	33,220	2,936,316

Energy (8.5%)
Oil, Gas & Consumable Fuels (8.5%)
BP PLC ADR (c)	50,100	2,190,372
Chevron Corp.	12,000	1,478,160
Concho Resources, Inc.	11,090	1,230,546
ConocoPhillips	21,600	1,441,584
EOG Resources, Inc.	10,092	960,557
Occidental Petroleum Corp.	27,863	1,844,531
Pioneer Natural Resources Co.	6,600	1,005,048
TOTAL SA ADR (c)	68,547	3,814,640
TransCanada Corp. (c)	64,722	2,908,607
		16,874,045
Financial (15.9%)
Capital Markets (3.1%)
Ameriprise Financial, Inc.	6,283	804,852
Intercontinental Exchange, Inc.	28,380	2,160,853
Morgan Stanley	22,758	960,388
The Charles Schwab Corp.	51,278	2,192,647
		6,118,740

See accompanying notes to investments in securities.

Commercial Banks (7.3%)
Bank of America Corp.	154,200	$4,254,378
Fifth Third Bancorp	87,283	2,201,277
First Republic Bank	3,668	368,488
JPMorgan Chase & Co.	18,830	1,906,161
The PNC Financial Services Group, Inc.	12,897	1,581,946
Wells Fargo & Co.	88,031	4,253,658
		14,565,908
Insurance (5.5%)
American International Group, Inc.	66,280	2,854,017
Chubb, Ltd. (c)	20,342	2,849,507
Marsh & McLennan Cos., Inc.	22,879	2,148,338
Prudential Financial, Inc.	11,800	1,084,184
Willis Towers Watson PLC (c)	11,234	1,973,252
		10,909,298
Health Care (18.1%)
Health Care Equipment & Supplies (7.3%)
Becton Dickinson and Co.	11,461	2,862,156
Boston Scientific Corp. (b)	37,100	1,423,898
Danaher Corp.	29,066	3,837,293
Hologic, Inc. (b)	4,750	229,900
Medtronic PLC (c)	31,648	2,882,500
Stryker Corp.	8,940	1,765,829
Teleflex, Inc.	700	211,512
The Cooper Cos., Inc.	360	106,621
Zimmer Biomet Holdings, Inc.	9,300	1,187,610
		14,507,319
Health Care Providers & Services (1.9%)
Anthem, Inc.	4,996	1,433,752
Cigna Corp.	14,194	2,282,679
		3,716,431
Life Sciences Tools & Services (2.4%)
Agilent Technologies, Inc.	10,446	839,649
Thermo Fisher Scientific, Inc.	14,722	4,029,706
		4,869,355
Pharmaceuticals (6.5%)
Elanco Animal Health, Inc. (b)	33,650	1,079,156
Eli Lilly & Co.	12,364	1,604,353
Merck & Co., Inc.	48,129	4,002,889
Pfizer, Inc.	150,590	6,395,557
		13,081,955
Industrials (8.3%)
Aerospace & Defense (3.6%)
Northrop Grumman Corp.	8,141	2,194,814
Spirit AeroSystems Holdings, Inc. - Class A	13,500	1,235,655
The Boeing Co.	9,791	3,734,483
		7,164,952
Commercial Services & Supplies (0.5%)
Republic Services, Inc.	12,884	1,035,616

Industrial Conglomerates (3.2%)
General Electric Co.	366,854	3,664,871
Honeywell International, Inc.	13,074	2,077,720
Roper Technologies, Inc.	1,946	665,474
		6,408,065
Machinery (0.5%)
Fortive Corp.	8,449	708,787
PACCAR, Inc.	4,275	291,298
		1,000,085
Professional Services (0.5%)
Nielsen Holdings PLC (c)	43,154	1,021,455

See accompanying notes to investments in securities.

Information Technology (17.2%)
Communications Equipment (3.4%)
Cisco Systems, Inc.	108,815	$5,874,922
Motorola Solutions, Inc.	6,800	954,856
		6,829,778
Electronic Equipment, Instruments & Components (1.6%)
Corning, Inc.	34,489	1,141,586
Keysight Technologies, Inc. (b)	24,419	2,129,336
		3,270,922
Interactive Media & Services (1.3%)
Facebook, Inc. - Class A (b)	15,194	2,532,688

IT Services (0.3%)
Fidelity National Information Services, Inc.	4,600	520,260

Semiconductors & Semiconductor Equipment (4.5%)
Analog Devices, Inc.	2,800	294,756
ASML Holding NV (c)	4,400	827,420
Broadcom, Inc.	7,327	2,203,302
Micron Technology, Inc. (b)	33,900	1,401,087
NVIDIA Corp.	6,100	1,095,316
NXP Semiconductor NV (c)	12,893	1,139,612
QUALCOMM, Inc.	16,563	944,588
Texas Instruments, Inc.	11,035	1,170,483
		9,076,564
Software (6.1%)
Microsoft Corp.	82,100	9,682,874
Synopsys, Inc. (b)	20,747	2,389,017
		12,071,891
Materials (3.4%)
Chemicals (1.7%)
Air Products & Chemicals, Inc.	7,800	1,489,488
DowDuPont, Inc.	28,443	1,516,296
Linde PLC (c)	2,562	450,733
		3,456,517
Containers & Packaging (1.7%)
Ball Corp.	26,300	1,521,718
International Paper Co.	19,691	911,103
Packaging Corp. of America	9,300	924,234
		3,357,055
Real Estate (3.0%)
Health Care REITs (0.4%)
Ventas, Inc.	12,600	804,006

Industrial REITs (1.0%)
ProLogis, Inc.	27,700	1,993,015

Specialized REITs (1.6%)
Crown Castle International Corp.	6,844	876,032
Public Storage	6,100	1,328,458
Weyerhaeuser Co.	34,600	911,364
		3,115,854
Utilities (8.7%)
Electric Utilities (6.0%)
Duke Energy Corp.	19,063	1,715,670
Entergy Corp.	30,865	2,951,620
NextEra Energy, Inc.	24,509	4,738,080
The Southern Co.	51,662	2,669,892
		12,075,262
Multi-Utilities (2.7%)
NiSource, Inc.	46,808	1,341,517
Sempra Energy	31,553	3,971,261
		5,312,778
Total common stocks (cost: $181,668,712)		195,062,949

See accompanying notes to investments in securities.

	Shares/ Principal
Preferred Stocks (1.2%)
Health Care (0.2%)
Becton Dickinson and Co., 6.125%	7,299	451,151

Industrials (0.2%)
Fortive Corp., 5.000%	316	331,500

Utilities (0.8%)
NextEra Energy, Inc. , 6.123%	14,237	880,701
Sempra Energy Series A, 6.000%	4,348	459,583
Sempra Energy Series B, 6.750%	2,130	226,121
		1,566,405
Total preferred stocks (cost: $2,036,982)		2,349,056

Long-Term Debt Securities (0.1%)
Corporate Obligations (0.1%)
Utilities (0.1%)
Electric Utilities (0.1%)
Pacific Gas & Electric Co.
3.950%, 12/01/47 (d)	$259,000	207,847
4.000%, 12/01/46 (d)	100,000	80,625
Total long-term debt securities (cost: $274,773)		288,472

Short-Term Securities (1.1%)
Investment Companies (1.1%)
State Street Institutional U.S. Government Money Market Fund, current rate 2.390%	473,412	473,412
T. Rowe Price Reserve Investment Fund, current rate 2.550%	1,718,453	1,718,453
Total short-term securities (cost: $2,191,865)		2,191,865
Total investments in securities (cost: $186,172,332) (e)		199,892,342
Liabilities in excess of cash and other assets (-0.2%)		(484,562)
Total net assets (100.0%)		$199,407,780

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 10.1% of net assets in foreign securities at March 31, 2019.
(d)	Issuer is currently in a Chapter 11 bankruptcy reorganization proceeding; the amount and timing of future income payments is uncertain.
(e)	At March 31, 2019 the cost of investments for federal income tax purposes was $188,284,888. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

	Gross unrealized appreciation	$16,413,953
	Gross unrealized depreciation	(4,806,499)
	Net unrealized appreciation	$11,607,454

See accompanying notes to investments in securities.

SFT Wellington Core Equity Fund

Investments in Securities

March 31, 2019

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.2%)
Communication Services (2.0%)
Diversified Telecommunication Services (2.0%)
Verizon Communications, Inc.	39,157	$2,315,354

Consumer Discretionary (9.6%)
Hotels & Resort REITs (1.0%)
Hilton Worldwide Holdings, Inc.	13,982	1,162,044

Hotels, Restaurants & Leisure (1.7%)
McDonald’s Corp.	10,173	1,931,853

Internet & Catalog Retail (2.2%)
Amazon.com, Inc. (b)	678	1,207,349
Booking Holdings, Inc. (b)	797	1,390,693
		2,598,042
Specialty Retail (1.6%)
The TJX Cos., Inc.	35,546	1,891,403

Textiles, Apparel & Luxury Goods (3.1%)
NIKE, Inc. - Class B	23,441	1,973,966
VF Corp.	17,803	1,547,259
		3,521,225
Consumer Staples (10.4%)
Beverages (1.9%)
Constellation Brands, Inc. - Class A	6,917	1,212,758
Monster Beverage Corp. (b)	17,998	982,331
		2,195,089
Food & Staples Retailing (3.2%)
Costco Wholesale Corp.	7,223	1,748,977
Walmart, Inc.	20,477	1,997,122
		3,746,099
Food Products (0.8%)
Kellogg Co.	15,959	915,727

Household Products (3.9%)
Colgate-Palmolive Co.	26,492	1,815,762
The Procter & Gamble Co.	25,373	2,640,060
		4,455,822
Personal Care (0.6%)
The Estee Lauder Cos., Inc. - Class A	4,236	701,270

Energy (2.1%)
Oil, Gas & Consumable Fuels (2.1%)
Continental Resources, Inc. (b)	19,700	881,969
EOG Resources, Inc.	15,841	1,507,746
		2,389,715
Financial (13.4%)
Commercial Banks (7.7%)
Bank of America Corp.	104,786	2,891,046
Fifth Third Bancorp	35,078	884,667
JPMorgan Chase & Co.	28,511	2,886,168
The PNC Financial Services Group, Inc.	17,763	2,178,810
		8,840,691
Consumer Finance (2.1%)
American Express Co.	11,445	1,250,939
Capital One Financial Corp.	14,478	1,182,708
		2,433,647
Insurance (3.6%)
Athene Holding, Ltd. - Class A (b) (c)	16,743	683,114
Chubb, Ltd. (c)	14,518	2,033,682

See accompanying notes to investments in securities.

The Allstate Corp.	15,846	$1,492,376
		4,209,172
Health Care (19.1%)
Health Care Equipment & Supplies (7.0%)
Abbott Laboratories	21,298	1,702,562
Baxter International, Inc.	26,854	2,183,499
Danaher Corp.	9,939	1,312,147
Hologic, Inc. (b)	23,886	1,156,082
Medtronic PLC (c)	19,098	1,739,446
		8,093,736
Health Care Providers & Services (5.1%)
Anthem, Inc.	6,622	1,900,381
Laboratory Corp. of America Holdings (b)	8,543	1,306,908
UnitedHealth Group, Inc.	10,622	2,626,396
		5,833,685
Life Sciences Tools & Services (1.6%)
Thermo Fisher Scientific, Inc.	6,743	1,845,694

Pharmaceuticals (5.4%)
Allergan PLC (c)	6,302	922,676
Bristol-Myers Squibb Co.	20,026	955,440
Eli Lilly & Co.	18,102	2,348,916
Merck & Co., Inc.	23,818	1,980,943
		6,207,975
Industrials (8.9%)
Aerospace & Defense (0.9%)
General Dynamics Corp.	6,357	1,076,113

Building Products (1.1%)
Fortune Brands Home & Security, Inc.	26,216	1,248,144

Commercial Services & Supplies (1.2%)
Republic Services, Inc.	16,651	1,338,407

Electrical Equipment (1.2%)
AMETEK, Inc.	16,297	1,352,162

Machinery (2.0%)
Illinois Tool Works, Inc.	8,950	1,284,594
Snap-On, Inc.	6,719	1,051,658
		2,336,252
Professional Services (1.4%)
Equifax, Inc.	6,126	725,931
IHS Markit, Ltd. (b) (c)	16,561	900,587
		1,626,518
Road & Rail (1.1%)
Norfolk Southern Corp.	6,715	1,254,966

Information Technology (24.1%)
Communications Equipment (1.4%)
Motorola Solutions, Inc.	11,778	1,653,867

Computers & Peripherals (2.9%)
Apple, Inc.	12,208	2,318,909
NetApp, Inc.	14,555	1,009,244
		3,328,153
Electronic Equipment, Instruments & Components (0.8%)
CDW Corp.	9,779	942,402

Interactive Media & Services (6.0%)
Alphabet, Inc. - Class A (b)	2,733	3,216,441
Alphabet, Inc. - Class C (b)	687	806,064
Facebook, Inc. - Class A (b)	7,196	1,199,501
GoDaddy, Inc. - Class A (b)	22,511	1,692,602
		6,914,608
IT Services (4.3%)
Leidos Holdings, Inc.	21,651	1,387,612

See accompanying notes to investments in securities.

Mastercard, Inc. - Class A	10,326	$2,431,257
Total System Services, Inc.	11,915	1,132,044
		4,950,913
Semiconductors & Semiconductor Equipment (2.1%)
Micron Technology, Inc. (b)	20,780	858,837
ON Semiconductor Corp. (b)	32,661	671,837
Teradyne, Inc.	21,236	846,042
		2,376,716
Software (6.6%)
Microsoft Corp.	28,820	3,399,031
Salesforce.com, Inc. (b)	9,631	1,525,262
SS&C Technologies Holdings, Inc.	22,787	1,451,304
Workday, Inc. - Class A (b)	5,985	1,154,207
		7,529,804
Materials (2.0%)
Chemicals (2.0%)
Ecolab, Inc.	8,466	1,494,588
PPG Industries, Inc.	6,800	767,516
		2,262,104
Real Estate (1.4%)
Office REITs (0.2%)
Boston Properties, Inc.	1,300	174,044

Specialized REITs (1.2%)
American Tower Corp.	7,220	1,422,773

Utilities (5.2%)
Electric Utilities (5.2%)
American Electric Power Co., Inc.	24,652	2,064,605
NextEra Energy, Inc.	12,230	2,364,303
Pinnacle West Capital Corp.	15,860	1,515,899
		5,944,807
Total common stocks (cost: $96,562,260)		113,020,996

Short-Term Securities (2.0%)
Investment Companies (2.0%)
State Street Institutional U.S. Government Money Market Fund, current rate 2.390%	2,355,532	2,355,532
Total short-term securities (cost: $2,355,532)		2,355,532
Total investments in securities (cost: $98,917,792) (d)		115,376,528
Liabilities in excess of cash and other assets (-0.2%)		(191,032)
Total net assets (100.0%)		$115,185,496

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 5.5% of net assets in foreign securities at March 31, 2019.
(d)	At March 31, 2019 the cost of investments for federal income tax purposes was $98,982,834. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

	Gross unrealized appreciation	$18,833,436
	Gross unrealized depreciation	(2,439,742)
	Net unrealized appreciation	$16,393,694

See accompanying notes to investments in securities.

Securian Funds Trust

Notes to Financial Statements

March 31, 2019

(Unaudited)

(1)       Organization

Securian Funds Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a no-load, diversified open-end management investment company, except that SFT International Bond Fund operates as a non-diversified, open-end management investment company. The Trust is a series trust that includes the Funds and share classes listed below:

Fund Name	Share Class 1	Share Class 2
SFT Core Bond Fund	✓	✓
SFT Dynamic Managed Volatility Fund	NA	✓
SFT Index 400 Mid-Cap Fund	✓	✓
SFT Index 500 Fund	✓	✓
SFT International Bond Fund	✓	✓
SFT IvySM Growth Fund	NA	✓
SFT IvySM Small Cap Growth Fund	NA	✓
SFT Managed Volatility Equity Fund	NA	✓
SFT Real Estate Securities Fund	✓	✓
SFT T. Rowe Price Value Fund	NA	✓
SFT Wellington Core Equity Fund	✓	✓

Securian Asset Management, Inc. (Securian AM), a wholly-owned subsidiary of Securian Financial Group, Inc. (“Securian Financial Group”), serves as the investment adviser to each of the Funds in the Trust pursuant to an investment advisory agreement between Securian AM and the Trust. The Trust’s prospectus provides a detailed description of each Fund’s investment objective, policies and strategies.

The Trust’s Class 2 shares are subject to a 12b-1 distribution fee. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that Class 1 shares are not subject to a 12b-1 distribution fee. Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Trust accounts for the assets, liabilities and operations of each Fund separately. Shares of the Trust are not offered directly to the public, but sold only to Minnesota Life Insurance Company (“Minnesota Life”) and Securian Life Insurance Company (“Securian Life”) in connection with Minnesota Life and Securian Life variable life insurance policies and variable annuity contracts, and to certain other separate accounts of life insurance affiliates of Minnesota Life and Securian Life, and may also be offered to certain qualified plans.

(2)        Summary of Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, “Financial Services — Investment Companies.” The significant accounting policies followed consistently by the Trust are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investments in Securities

Each Fund’s net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price by an

Securian Funds Trust

Notes to Financial Statements — continued

(2)        Summary of Significant Accounting Policies — (continued)

independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality and prepayment speeds, as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Securian AM Valuation Committee (“the Valuation Committee”) under the supervision of the Trust’s Board of Trustees (the “Board”) and in accordance with Board-approved valuation policies and procedures. The Board has delegated the daily oversight of the securities valuation function to the Valuation Committee whose members ensure the valuations comply with the valuation policies and affirms the reasonableness of the fair valuation determinations. The fair valued securities are reviewed by the Board at their quarterly meetings.

A Fund’s investments will also be valued at fair value by the Valuation Committee if Securian AM determines that an event impacting the value of an investment occurred after the close of the security’s primary exchange or market (for example, a foreign exchange or market) and before the time the Fund’s net asset value is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund’s valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities are valued at market value. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the first in, first out basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date.

The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

SFT International Bond Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. A forward foreign currency contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. SFT International Bond Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by SFT International Bond Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. SFT International Bond Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward foreign currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to, or for protection from market changes, the Funds may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value as determined by each relevant clearing agency and is aggregated at a

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Notes to Financial Statements — continued

(2)        Summary of Significant Accounting Policies — (continued)

Futures Commission Merchant (“FCM”) which is registered with the Commodity Futures Trading Commission or the applicable regulator. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Fund recognizes a realized gain or loss when the contract is closed or expired. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund’s assets in the segregated account. For a listing of open futures contracts see the Investments in Securities for each Fund.

Interest Rate Swaps

The SFT International Bond Fund may enter into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange interest rate cash flows during the life of the agreement. Each party’s payment obligation is computed based on different interest rates, applied to a notional amount. Interest rate swaps often exchange payments based on a fixed rate for payments linked to a floating rate (i.e. LIBOR).

These agreements are executed on a registered exchange (“centrally cleared interest rate swaps”), significantly reducing risk from counterparty default. Upon entering into an interest rate swap contract, a Fund is required to pledge an initial margin, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized appreciation and depreciation until the payments are made.

Options Transactions

Each Fund may write (i.e., sell) covered call and secured put options and purchase and sell put and call options written by others. An option is a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised.

The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

Repurchase Agreements

Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government agencies securities or corporate securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Fund may incur a loss upon disposition of the securities. Repurchase agreements are carried at amortized cost. At March 31, 2019, no Funds were invested in repurchase agreements.

Securities Purchased or Sold on a When-Issued or Forward Commitment Basis

Delivery and payment for securities which have been purchased or sold by a Fund on a when-issued or forward commitment basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of March 31, 2019, the SFT Core Bond Fund had entered into outstanding, when-issued or forward commitments at fair value of $20,944,035. The Funds have segregated assets to cover such when-issued and forward commitments.

Cross-Trades

The Funds are permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trust as well as outside of the Trust, where both accounts are managed by the same sub-adviser pursuant to “Cross-Trading” procedures adopted by the Board. These procedures have been designed to ensure that any cross-trade of securities by a respective Fund from and to another Fund that is or could be considered an affiliate of the Funds under certain limited circumstances by virtue

Securian Funds Trust

Notes to Financial Statements — continued

(2)        Summary of Significant Accounting Policies — (continued)

of having a common investment adviser, common officer, or common trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. Pursuant to these procedures, for the period ended March 31, 2019, the Funds engaged in the following cross-trades, which resulted in the following net realized gains (losses):

	Purchases	Sales	Net Realized Gains (Losses)
SFT T. Rowe Price Value Fund	$151,988	$—	$—

(3)        Illiquid Investments

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, no Fund may acquire an “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. Rule 22e-4 generally defines an illiquid investment as any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. At March 31, 2019, the Fund’s did not hold illiquid investments.

(4)        Fair Value Measurement

The Trust has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs. The hierarchy also establishes a classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumption that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs include information market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the Trust’s estimates about the assumptions market participants would use in valuing the financial asset and liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the advisor’s own assumptions in determining the fair value of an investment or are based on independent non-binding broker quotes. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swaps, and written options.

The following is a summary of the levels used for as of March 31, 2019, in valuing the Fund’s assets and liabilities (please see the Investments in Securities for each Fund for a listing of all securities within each category):

	Fair Value Measurement at March 31, 2019 using
Fund	Level 1	Level 2	Level 3	Total
SFT Core Bond Fund
Assets
Government Obligations	$—	$146,517,954	$—	$146,517,954
Asset-Backed Securities	—	57,088,554	—	57,088,554
Other Mortgage-Backed Securities	—	59,905,142	—	59,905,142
Corporate Obligations	—	174,679,384	—	174,679,384
Investment Companies	23,996,733	—	—	23,996,733
Total Investments	23,996,733	438,191,034	—	462,187,767

Other Financial Instruments*
Futures Contracts	1,236,871	—	—	1,236,871

Liabilities
Other Financial Instruments*
Futures Contracts	(868,923)	—	—	(868,923)

SFT Dynamic Managed Volatility Fund
Assets
Government Obligations	—	19,315,977	—	19,315,977
Asset-Backed Securities	—	1,020,530	—	1,020,530
Other Mortgage-Backed Securities	—	1,031,429	—	1,031,429
Corporate Obligations	—	154,777,327	—	154,777,327
Purchased Options	92,920	—	—	92,920
Investment Companies	285,435,583	—	—	285,435,583

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Notes to Financial Statements — continued

(4)        Fair Value Measurement — (continued)

	Fair Value Measurement at March 31, 2019 using
Fund	Level 1	Level 2	Level 3	Total
Total Investments	$285,528,503	$176,145,263	$—	$461,673,766
Other Financial Instruments*
Futures Contracts	1,468,586	—	—	1,468,586

Liabilities
Other Financial Instruments*
Futures Contracts	(464,567)	—	—	(464,567)
Written Options	(10,100)	—	—	(10,100)

SFT Index 400 Mid-Cap Fund
Assets
Common Stocks	204,436,824	—	—	204,436,824
Investment Companies	11,822,345	—	—	11,822,345
Total Investments	216,259,169	—	—	216,259,169

Liabilities
Other Financial Instruments*
Futures Contracts	(117,668)	—	—	(117,668)

SFT Index 500 Fund
Assets
Common Stocks	880,611,304	—	—	880,611,304
Investment Companies	18,277,328	—	—	18,277,328
Total Investments	898,888,632	—	—	898,888,632

Other Financial Instruments*
Futures Contracts	211,959	—	—	211,959
SFT International Bond Fund
Assets
Long-Term Debt Securities	—	43,440,865	—	43,440,865
Short-Term Debt Securities	—	50,977,290	—	50,977,290
Total Investments	—	94,418,155	—	94,418,155

Other Financial Instruments*
Forward Foreign Currency Contracts	—	870,656	—	870,656
Interest Rate Swap Contracts	—	237,403	—	237,403

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	—	(106,438)	—	(106,438)
Interest Rate Swap Contracts	—	(843,937)	—	(843,937)

SFT IvySM Growth Fund
Assets
Common Stocks	511,283,728	—	—	511,283,728
Investment Companies	1,508,723	—	—	1,508,723
Total Investments	512,792,451	—	—	512,792,451

SFT IvySM Small Cap Growth Fund
Assets
Common Stocks	187,511,974	—	—	187,511,974
Investment Companies	6,252,264	—	—	6,252,264
Total Investments	193,764,238	—	—	193,764,238

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Notes to Financial Statements — continued

(4)        Fair Value Measurement — (continued)

	Fair Value Measurement at March 31, 2019 using
Fund	Level 1	Level 2	Level 3	Total
SFT Managed Volatility Equity Fund
Assets
Investment Companies	328,635,668	—	—	328,635,668
U.S. Government Obligations	—	3,488,379	—	3,488,379
Purchased Options	66,010	—	—	66,010
Total Investments	328,701,678	3,488,379	—	332,190,057
Other Financial Instruments*
Futures Contracts	153,367	—	—	153,367

Liabilities
Other Financial Instruments*
Written Options	(7,175)	—	—	(7,175)

SFT Real Estate Securities Fund
Assets
Common Stocks	132,007,138	—	—	132,007,138
Investment Companies	1,728,445	—	—	1,728,445
Total Investments	133,735,583	—	—	133,735,583

SFT T. Rowe Price Value Fund
Assets
Common Stocks	195,062,949	—	—	195,062,949
Corporate Obligations	—	288,472	—	288,472
Preferred Stocks	2,349,056	—	—	2,349,056
Investment Companies	2,191,865	—	—	2,191,865
Total Investments	199,603,870	288,472	—	199,892,342

SFT Wellington Core Equity Fund
Assets
Common Stocks	113,020,996	—	—	113,020,996
Investment Companies	2,355,532	—	—	2,355,532
Total Investments	115,376,528	—	—	115,376,528

* Investments in Other Financial Instruments are derivatives instruments reflected in the Investments in Securities. All derivatives currently held are reflected at the gross unrealized appreciation (depreciation) on the instruments.

Level 2 Measurements:

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities — These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark

Securian Funds Trust

Notes to Financial Statements — continued

(4)        Fair Value Measurement — (continued)

yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Long-term and short-term debt securities comprised of foreign government and state and political subdivision fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Forward Foreign Currency and Interest Rate Swap Contracts — These derivatives are traded in the over-the-counter derivative market and are principally valued using market price quotations or industry recognized modeling techniques. The significant inputs to the models are observable in the market or can be derived from or corroborated by observable market data. These significant inputs may include interest rates, foreign currency exchange rates, interest rate curves, contractual terms, market prices, and measures of volatility.

The Funds’ policy is to recognize transfers between the levels as of the end of the period. There were no transfers of financial assets between Levels 1 and 2 during the period.

(5)        Derivative Instruments Reporting

Generally, the derivative instruments outstanding as of period end are disclosed in the Investments in Securities. The volume of derivative activity is indicative for all Funds as of the period ended March 31, 2019.

Equity derivatives were purchased or sold to manage the SFT Index 400 Mid-Cap and SFT Index 500 Funds’ shareholder liquidity and to attempt to replicate intended stock investments to maintain fully invested Funds. Equity index options are utilized by the SFT Dynamic Managed Volatility Fund and the SFT Managed Volatility Equity Fund to manage the equity exposure while attempting to reduce the volatility and risk of the Funds.

Interest rate derivatives were purchased or sold in the SFT Core Bond Fund, SFT Dynamic Managed Volatility Fund, and the SFT International Bond Fund to both manage the average duration of the funds fixed income portfolio and to hedge against the effects of interest rate changes on the portfolios current or intended investments.

Foreign exchange derivatives were used to attempt to hedge against the effects of exchange rate changes within the SFT International Bond Fund’s current or intended investments in foreign securities, as well as, to more efficiently obtain exposure to foreign currencies or to take advantage of cross currency markets in order to benefit from valuation differentials and shifts in pricing within the currency markets.

(6)       Subsequent Events

Management has evaluated subsequent events for the Trust through the date of the filing, and has concluded there are no events that require disclosure.